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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY



Investment Company Act file number                 811-01540
                                  ---------------------------------------------



                                 AIM Funds Group
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


   Philip A. Taylor    11 Greenway Plaza, Suite 100    Houston, Texas 77046
-------------------------------------------------------------------------------
                  (Name and address of agent for service)


Registrant's telephone number, including area code:      (713) 626-1919
                                                   ----------------------------


Date of fiscal year end:     12/31
                        ---------------


Date of reporting period:   3/31/07
                         --------------

Item 1.  Schedule of Investments.

                             AIM Basic Balanced Fund
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   BBA-QTR-1 3/07   A I M Advisors, Inc.

AIM BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                     SHARES            VALUE
                                                  -------------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-65.27%
ADVERTISING-3.83%

Interpublic Group of Cos., Inc. (The) (a)             2,436,244   $   29,990,163
Omnicom Group Inc.                                      276,797       28,338,477
                                                                  --------------
                                                                      58,328,640
                                                                  --------------
AEROSPACE & DEFENSE-0.34%
Honeywell International Inc.                            113,252        5,216,387
                                                                  --------------
APPAREL RETAIL-0.92%
Gap, Inc. (The)                                         813,611       14,002,245
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-1.30%
Bank of New York Co., Inc. (The)                        489,966       19,868,121
                                                                  --------------
BREWERS-1.89%
Molson Coors Brewing Co. -Class B                       303,945       28,759,276
                                                                  --------------
BUILDING PRODUCTS-0.75%
American Standard Cos. Inc.                             214,964       11,397,391
                                                                  --------------
COMPUTER HARDWARE-2.27%
Dell Inc. (a)                                         1,489,013       34,559,992
                                                                  --------------
CONSTRUCTION MATERIALS-1.93%
Cemex S.A. de C.V. -ADR (Mexico)(a)                     898,853       29,437,436
                                                                  --------------
CONSUMER ELECTRONICS-0.82%
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares (Netherlands)                  131,483        5,009,502
Sony Corp. -ADR (Japan)                                 149,052        7,525,636
                                                                  --------------
                                                                      12,535,138
                                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES-3.05%
First Data Corp.                                      1,102,456       29,656,066
Western Union Co.                                       764,060       16,771,117
                                                                  --------------
                                                                      46,427,183
                                                                  --------------
EDUCATION SERVICES-1.20%
Apollo Group, Inc. -Class A (a)                         415,000       18,218,500
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES-1.15%
Waste Management, Inc.                                  510,519       17,566,959
                                                                  --------------
FOOD RETAIL-0.53%
Kroger Co. (The)                                        285,939        8,077,777
                                                                  --------------
GENERAL MERCHANDISE STORES-1.89%
Target Corp.                                            484,898       28,735,055
                                                                  --------------

                                                      SHARES           VALUE
                                                  -------------   --------------
HEALTH CARE DISTRIBUTORS-2.67%
Cardinal Health, Inc.                                   557,974   $   40,704,203
                                                                  --------------
HEALTH CARE EQUIPMENT-0.95%
Baxter International Inc.                               274,882       14,478,035
                                                                  --------------
HOME IMPROVEMENT RETAIL-1.26%
Home Depot, Inc. (The)                                  524,622       19,274,612
                                                                  --------------
INDUSTRIAL CONGLOMERATES-4.17%
General Electric Co.                                    679,294       24,019,836
Tyco International Ltd.                               1,253,759       39,556,096
                                                                  --------------
                                                                      63,575,932
                                                                  --------------
INDUSTRIAL MACHINERY-1.30%
Illinois Tool Works Inc.                                382,418       19,732,769
                                                                  --------------
INSURANCE BROKERS-0.40%
Marsh & McLennan Cos., Inc.                             210,000        6,150,900
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-2.55%
Merrill Lynch & Co., Inc.                               231,862       18,936,169
Morgan Stanley                                          253,067       19,931,557
                                                                  --------------
                                                                      38,867,726
                                                                  --------------
MANAGED HEALTH CARE-2.64%
UnitedHealth Group Inc.                                 758,728       40,189,822
                                                                  --------------
MOVIES & ENTERTAINMENT-1.58%
Walt Disney Co. (The)                                   698,102       24,035,652
                                                                  --------------
MULTI-LINE INSURANCE-1.15%
American International Group, Inc.                      148,357        9,972,558
Hartford Financial Services Group, Inc. (The)            79,588        7,607,021
                                                                  --------------
                                                                      17,579,579
                                                                  --------------
OIL & GAS DRILLING-1.64%
Transocean Inc. (a)                                     306,184       25,015,233
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-3.28%
Halliburton Co.                                         834,443       26,485,221
Schlumberger Ltd.                                       341,028       23,565,035
                                                                  --------------
                                                                      50,050,256
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-4.52%
Citigroup Inc.                                          635,578       32,630,575
JPMorgan Chase & Co.                                    749,861       36,278,275
                                                                  --------------
                                                                      68,908,850
                                                                  --------------
PACKAGED FOODS & MEATS-1.31%
Unilever N.V. (Netherlands)(b)                          681,752       19,889,507

AIM BASIC BALANCED FUND

                                                      SHARES           VALUE
                                                  -------------   --------------
PHARMACEUTICALS-4.73%
Pfizer Inc.                                             869,428   $   21,961,751
Sanofi-Aventis (France)(b)                              278,970       24,290,712
Wyeth                                                   515,790       25,804,974
                                                                  --------------
                                                                      72,057,437
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-1.37%
ACE Ltd.                                                366,067       20,887,783
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-1.09%
KLA-Tencor Corp.                                        311,658       16,617,605
                                                                  --------------
SYSTEMS SOFTWARE-3.58%
CA Inc.                                               1,213,969       31,453,937
Microsoft Corp.                                         829,837       23,127,557
                                                                  --------------
                                                                      54,581,494
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-1.99%
Fannie Mae                                              555,396       30,313,514
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-1.22%
Sprint Nextel Corp.                                     981,944       18,617,658
                                                                  --------------
      Total Common Stocks & Other Equity
         Interests
         (Cost $755,515,877)                                         994,658,667
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                  -------------
BONDS & NOTES-23.24%

AEROSPACE & DEFENSE-0.20%
Systems 2001 Asset Trust LLC (United
   Kingdom)-Series 2001, Class G, Pass Through
   Ctfs., (INS-MBIA Insurance Corp.) 6.66%,
   09/15/13 (Acquired 02/09/05-10/27/05; Cost
   $3,247,021)(c)(d)(e)                           $   2,948,117        3,109,246
                                                                  --------------
AGRICULTURAL PRODUCTS-0.37%
Corn Products International Inc., Sr. Unsec.
   Notes, 8.25%, 07/15/07(c)                          5,665,000        5,705,561
                                                                  --------------
APPAREL RETAIL-0.09%
Gap Inc. (The), Unsec. Notes, 6.90%,
   09/15/07(c)                                        1,430,000        1,438,938
                                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.31%
Bank of New York Co. Inc. (The), Sr. Unsec.
   Sub. Notes, 4.25%, 09/04/12(c)(f)                    610,000          607,731
Mellon Capital II-Series B, Jr. Unsec. Gtd.
   Sub. Trust Pfd. Capital Securities, 8.00%,
   01/15/27(c)                                        2,200,000        2,296,822
Nuveen Investments, Inc., Sr. Unsec. Sub.
   Notes, 5.50%, 09/15/15(c)                          1,400,000        1,374,520

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
ASSET MANAGEMENT & CUSTODY BANKS-(CONTINUED)
Tokai Preferred Capital Co. LLC-Series A,
   Bonds, 9.98% (Acquired 01/29/07; Cost
   $475,007)(c)(e)(f)(g)                          $     450,000   $      474,646
                                                                  --------------
                                                                       4,753,719
                                                                  --------------
AUTOMOBILE MANUFACTURERS-0.31%
DaimlerChrysler N.A. Holding Corp.-Series E,
   Unsec. Gtd. Unsub. Floating Rate Medium
   Term Notes, 5.89%, 10/31/08(c)(f)                  4,720,000        4,745,840
                                                                  --------------
BROADCASTING & CABLE TV-1.17%
CBS Corp., Sr. Unsec. Gtd. Global Notes,
   5.63%, 05/01/07(c)                                 7,030,000        7,030,703
Comcast Cable Communications Holdings Inc.,
   Unsec. Global Notes,
   9.46%, 11/15/22(c)                                 3,135,000        4,089,482
   Unsec. Gtd. Unsub. Global Notes,
   8.38%, 05/01/07(c)                                 2,450,000        2,455,243
Comcast Holdings Corp., Sr. Sub. Deb., 10.63%,
   07/15/12(c)                                        2,175,000        2,652,956
Hearst-Argyle Television Inc., Sr. Unsec.
   Unsub. Notes, 7.00%, 11/15/07(c)                   1,560,000        1,572,075
                                                                  --------------
                                                                      17,800,459
                                                                  --------------
BUILDING PRODUCTS-0.08%
Masco Corp., Unsec. Notes, 4.63%, 08/15/07(c)         1,250,000        1,246,263
                                                                  --------------
CASINOS & GAMING-0.25%
Harrah's Operating Co., Inc., Sr. Unsec. Gtd.
   Global Notes, 7.13%, 06/01/07(c)                   3,805,000        3,819,649
                                                                  --------------
CONSUMER FINANCE-0.44%
Capital One Capital III, Jr. Gtd. Sub. Bonds,
   7.69%, 08/15/36(c)                                   900,000          977,049
Ford Motor Credit Co., Sr. Unsec. Notes,
   4.95%, 01/15/08(c)                                 5,850,000        5,776,875
                                                                  --------------
                                                                       6,753,924
                                                                  --------------
DEPARTMENT STORES-0.20%
JC Penney Corp., Inc.-Series A, Unsec. Deb.,
   8.13%, 04/01/27(c)                                 2,520,000        2,603,034
May Department Stores Co. (The), Unsec. Global
   Notes, 3.95%, 07/15/07(c)                            475,000          472,568
                                                                  --------------
                                                                       3,075,602
                                                                  --------------
DIVERSIFIED BANKS-1.76%
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
   Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
   Cost $1,471,124)(c)(e)                             1,175,000        1,482,615
BankAmerica Institutional-Series A, Gtd. Trust
   Pfd. Capital Securities, 8.07%, 12/31/26
   (Acquired 09/26/06; Cost $1,870,264)(c)(e)         1,790,000        1,869,369

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
DIVERSIFIED BANKS-(CONTINUED)
BankBoston Capital Trust II-Series B, Gtd.
   Trust Pfd. Capital Securities, 7.75%,
   12/15/26(c)                                    $   3,650,000   $    3,805,161
Barclays Bank PLC (United Kingdom), Floating
   Rate Global Notes, 4.46%, 08/08/07
   (Acquired 04/06/06; Cost
   $1,293,253)(c)(e)(f)                               1,300,000        1,300,325
BBVA International Preferred S.A. Unipersonal
   (Spain), Unsec. Gtd. Unsub. Notes, 5.92%
   (Acquired 03/22/07; Cost
   $790,000)(c)(e)(f)(g)                                790,000          781,974
Centura Capital Trust I, Gtd. Trust Pfd.
   Capital Securities, 8.85%, 06/01/27
   (Acquired 05/22/03; Cost $1,847,528)(c)(e)         1,460,000        1,534,241
First Union Institutional Capital I, Jr.
   Unsec. Gtd. Sub. Trust Pfd. Bonds, 8.04%,
   12/01/26(c)                                          540,000          563,711
Lloyds TSB Bank PLC (United Kingdom)-Series 1,
   Unsec. Sub. Floating Rate Euro Notes, 5.63%
   (c)(f)(g)                                          4,010,000        3,525,913
Mizuho Financial Group Cayman Ltd. (Cayman
   Islands), Gtd. Sub. Second Tier Euro Bonds,
   8.38% (c)(g)                                         550,000          581,516
National Bank of Canada (Canada), Floating
   Rate Euro Deb., 5.56%, 08/29/87(c)(f)              1,580,000        1,290,904
National Westminster Bank PLC (United
   Kingdom)-Series B, Unsec. Sub. Floating
   Rate Euro Notes, 5.63% (c)(f)(g)                   1,150,000          993,073
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
   8.25%, 11/01/24(c)                                   915,000        1,129,677
RBD Capital S.A. (Luxembourg), Euro Notes,
   6.50%, 08/11/08(c)                                 1,220,000        1,233,272
RBS Capital Trust III, Jr. Gtd. Sub. Trust
   Pfd. Global Capital Securities, 5.51%
   (c)(f)(g)                                          1,140,000        1,130,937
Skandinaviska Enskilda Banken A.B. (Sweden),
   Unsec. Sub. Notes, 7.50%  (Acquired
   02/02/07; Cost $933,453)(c)(e)(f)(g)                 900,000          944,420
Sumitomo Mitsui Banking Corp. (Japan), Sub.
   Second Tier Euro Notes, 8.15% (c)(g)               1,675,000        1,732,183
VTB Capital S.A. (Russia), Sr. Floating Rate
   Notes, 6.10%, 09/21/07 (Acquired 12/14/05;
   Cost $2,850,000)(c)(e)(f)                          2,850,000        2,857,838
                                                                  --------------
                                                                      26,757,129
                                                                  --------------
DIVERSIFIED CHEMICALS-0.16%
Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
   08/01/06; Cost $1,510,545)(c)(e)(f)                1,500,000        1,515,810

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
DIVERSIFIED CHEMICALS-(CONTINUED)
Hercules Inc., Unsec. Putable Deb., 6.60%,
   08/01/07(c)                                    $     910,000   $      913,822
                                                                  --------------
                                                                       2,429,632
                                                                  --------------
DIVERSIFIED METALS & MINING-0.10%
Reynolds Metals Co., Medium Term Notes, 7.00%,
   05/15/09(c)                                        1,527,000        1,555,769
                                                                  --------------
DIVERSIFIED REIT'S-0.13%
Vornado Realty L.P., Sr. Unsec. Unsub. Notes,
   5.63%, 06/15/07(c)                                 2,035,000        2,035,142
                                                                  --------------
ELECTRIC UTILITIES-0.45%
Carolina Power & Light Co., First Mortgage
   Bonds, 6.80%, 08/15/07(c)                            530,000          532,576
Pepco Holdings Inc., Unsec. Unsub. Global
   Notes, 5.50%, 08/15/07(c)                          4,245,000        4,237,231
Portland General Electric Co.-Series 4, Sec.
   First Mortgage Medium Term Notes, 7.15%,
   06/15/07(c)                                          665,000          666,463
PPL Capital Funding Inc.-Series D, Unsec. Gtd.
   Unsub. Medium Term Notes, 8.38%, 06/15/07(c)       1,440,000        1,447,416
                                                                  --------------
                                                                       6,883,686
                                                                  --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.14%
Thomas & Betts Corp., Medium Term Notes,
   6.63%, 05/07/08(c)                                 2,040,000        2,058,870
                                                                  --------------
FOOD RETAIL-0.72%
Kroger Co. (The), Sr. Unsec. Notes, 7.65%,
   04/15/07(c)                                        2,885,000        2,886,702
Safeway Inc., Sr. Unsec. Notes, 4.80%,
   07/16/07(c)                                        8,065,000        8,049,838
                                                                  --------------
                                                                      10,936,540
                                                                  --------------
GAS UTILITIES-0.04%
CenterPoint Energy Resources Corp., Unsec.
   Deb., 6.50%, 02/01/08(c)                             660,000          665,636
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES-0.40%
Carnival Corp., Sr. Unsec. Gtd. Global Notes,
   3.75%, 11/15/07(c)                                   385,000          381,254
Hyatt Equities LLC, Notes, 6.88%, 06/15/07
   (Acquired 02/01/07; Cost $918,999)(c)(e)             915,000          916,656
Starwood Hotels & Resorts Worldwide, Inc., Sr.
   Gtd. Global Notes, 7.38%, 05/01/07(c)              4,852,000        4,848,992
                                                                  --------------
                                                                       6,146,902
                                                                  --------------
HOUSEWARES & SPECIALTIES-0.04%
Newell Rubbermaid Inc.-Series A, Unsec. Unsub.
   Putable Medium Term Notes, 6.35%,
   07/15/08(c)(f)                                       660,000          669,372
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS-0.32%
TXU Energy Co. LLC, Sr. Unsec. Floating Rate
   Notes, 5.85%, 09/16/08 (Acquired 03/13/07;
   Cost $4,880,000)(c)(e)(f)                      $   4,880,000   $    4,892,019
                                                                  --------------
INDUSTRIAL CONGLOMERATES-0.07%
Tyco International Group S.A. Participation
   Certificate Trust, Unsec. Notes, 4.44%,
   06/15/07 (Acquired 11/29/06; Cost
   $994,300)(c)(e)                                    1,000,000          997,540
                                                                  --------------
INDUSTRIAL MACHINERY-0.08%
IDEX Corp., Sr. Unsec. Notes, 6.88%,
   02/15/08(c)                                        1,140,000        1,152,962
                                                                  --------------
INSURANCE BROKERS-0.31%
Marsh & McLennan Cos., Inc., Unsec. Global
   Bonds, 3.63%, 02/15/08(c)                          4,720,000        4,649,719
                                                                  --------------
INTEGRATED OIL & GAS-0.55%
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28(c)       1,100,000        1,144,803
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
   08/15/28(c)(f)                                     6,944,000        7,213,080
                                                                  --------------
                                                                       8,357,883
                                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES-1.00%
Telecom Italia Capital S.A. (Italy), Sr.
   Unsec. Gtd. Global Notes, 4.00%, 11/15/08(c)       2,480,000        2,429,755
                                                                  --------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
   06/01/07(c)                                        6,758,000        6,778,612
Verizon Communications Inc., Sr. Unsec. Notes,
   6.25%, 04/01/37(c)                                 1,110,000        1,107,526
Verizon New York Inc., Unsec. Deb., 7.00%,
   12/01/33(c)                                        2,070,000        2,149,550
Verizon Virginia Inc.-Series A, Unsec. Global
   Deb., 4.63%, 03/15/13(c)                           2,870,000        2,726,184
                                                                  --------------
                                                                      15,191,627
                                                                  --------------
INTERNET RETAIL-0.10%
Expedia, Inc., Sr. Unsec. Gtd. Putable Global
   Notes, 7.46%, 08/15/13(c)                          1,415,000        1,467,680
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-0.09%
Jefferies Group, Inc.-Series B, Sr. Unsec.
   Notes, 7.50%, 08/15/07(c)                            555,000          559,273
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec.
   Floating Rate Medium Term Notes, 5.69%,
   07/21/09(c)(f)                                       760,000          761,297
                                                                  --------------
                                                                       1,320,570
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
LIFE & HEALTH INSURANCE-1.08%
Prudential Holdings, LLC-Series B, Bonds,
   (INS-Financial Security Assurance Inc.)
   7.25%, 12/18/23 (Acquired
   01/22/04-02/17/06; Cost $6,129,407)(c)(d)(e)   $   5,220,000   $    6,055,774
Sun Life Canada (U.S.) Capital Trust, Gtd.
   Trust Pfd. Capital Securities, 8.53%
   (Acquired 02/13/06-03/19/07; Cost
   $10,488,623)(c)(e)(g)                              9,930,000       10,373,474
                                                                  --------------
                                                                      16,429,248
                                                                  --------------
MANAGED HEALTH CARE-0.08%
Cigna Corp., Unsec. Notes, 7.40%, 05/15/07(c)         1,230,000        1,232,657
METAL & GLASS CONTAINERS-0.02%
Pactiv Corp., Unsec. Notes, 8.00%, 04/15/07(c)          365,000          365,274
                                                                  --------------
MOVIES & ENTERTAINMENT-0.57%
Historic TW Inc., Notes, 8.18%, 08/15/07(c)           2,230,000        2,253,594
News America Inc., Sr. Global Notes, 6.63%,
   01/09/08(c)                                          465,000          469,408
Time Warner Inc., Sr. Unsec. Gtd. Global
   Notes, 6.15%, 05/01/07(c)                          5,930,000        5,932,550
                                                                  --------------
                                                                       8,655,552
                                                                  --------------
MULTI-LINE INSURANCE-0.16%
Liberty Mutual Insurance Co., Notes, 8.20%,
   05/04/07 (Acquired 08/31/06; Cost
   $508,175)(c)(e)                                      500,000          501,090
Unitrin Inc., Sr. Unsec. Notes, 5.75%,
   07/01/07(c)                                        1,900,000        1,900,551
                                                                  --------------
                                                                       2,401,641
                                                                  --------------
MULTI-UTILITIES-1.29%
Ameren Corp., Bonds, 4.26%, 05/15/07(c)               8,235,000        8,220,506
Consolidated Edison Co. of New York,
   Inc.-Series 97-B, Unsec. Deb., 6.45%,
   12/01/07(c)                                          470,000          473,436
Consumers Energy Co.-Series A, Sr. Sec. Global
   Notes, 6.38%, 02/01/08(c)                          1,660,000        1,671,852
Dominion Capital Trust I, Jr. Unsec. Gtd.
   Trust Pfd. Capital Securities, 7.83%,
   12/01/27(c)                                        2,490,000        2,603,818
Dominion Resources, Inc.,
   Notes,
   4.13%, 02/15/08(c)                                   525,000          519,493
   -Series D,
   Sr. Floating Rate Notes,
   5.65%, 09/28/07(c)(f)                                400,000          400,326
Duke Energy Indiana, Inc., Unsec. Deb., 7.85%,
   10/15/07(c)                                          685,000          693,275
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(c)            760,000          759,248

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
MULTI-UTILITIES-(CONTINUED)
Tampa Electric Co., Unsec. Unsub. Notes,
   5.38%, 08/15/07(c)                             $   3,850,000   $    3,849,268
TE Products Pipeline Co., Sr. Unsec. Notes,
   6.45%, 01/15/08(c)                                   510,000          510,250
                                                                  --------------
                                                                      19,701,472
                                                                  --------------
OIL & GAS EXPLORATION & PRODUCTION-0.55%
Pemex Project Funding Master Trust,
   Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(c)                                 3,075,000        3,086,685
   8.63%, 02/01/22(c)                                 2,600,000        3,236,870
Talisman Energy Inc. (Canada), Unsec. Unsub.
   Yankee Deb., 7.13%, 06/01/07(c)                    1,350,000        1,352,781
Varco International Inc., Sr. Unsec. Gtd.
   Notes, 7.50%, 02/15/08(c)                            750,000          762,833
                                                                  --------------
                                                                       8,439,169
                                                                  --------------
OIL & GAS REFINING & MARKETING-0.11%
Premcor Refining Group Inc. (The), Sr. Unsec.
   Global Notes,, 9.50%, 02/01/13(c)                  1,530,000        1,646,311
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-3.05%
BankAmerica Capital II-Series 2, Jr. Unsec.
   Gtd. Sub. Trust Pfd. Capital Securities,
   8.00%, 12/15/26(c)                                 1,420,000        1,481,940
BankAmerica Capital III, Gtd. Floating Rate
   Trust Pfd. Capital Securities, 5.93%,
   01/15/27(c)(f)                                     2,210,000        2,153,015
Barnett Capital II, Gtd. Trust Pfd. Capital
   Securities, 7.95%, 12/01/26(c)                       500,000          521,815
General Electric Capital Corp., Unsec.
   Floating Rate Putable Deb., 5.10%,
   09/01/07(c)(f)                                     1,000,000          992,333
IBP Finance Co. of Canada, Notes, 7.45%,
   06/01/07 (Acquired 03/27/07; Cost
   $1,723,182)(c)(e)                                  1,720,000        1,724,317
Mantis Reef Ltd. (Australia), Notes, 4.69%,
   11/14/08 (Acquired 08/11/06-08/31/06; Cost
   $3,822,017)(c)(e)                                  3,900,000        3,848,325
Mizuho JGB Investment LLC-Series A, Sub.
   Bonds, 9.87%  (Acquired 06/16/04-07/28/05;
   Cost $6,664,804)(c)(e)(f)(g)                       5,890,000        6,212,183
NB Capital Trust IV, Jr. Gtd. Sub. Trust Pfd.
   Capital Securities, 8.25%, 04/15/27(c)             3,140,000        3,274,643
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(c)                                   455,000          456,274
   Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(c)                                 5,170,000        5,420,693

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   (CONTINUED)
Regional Diversified Funding  (Cayman Islands),
   Sr. Notes,
   9.25%, 03/15/30 (Acquired 09/22/04; Cost
   $3,504,605)(c)(e)                              $   2,962,222   $    3,339,758
   Class A-1a,
   Sr. Floating Rate Notes,
   5.69%, 01/25/36 (Acquired 03/21/05; Cost
   $709,542)(c)(e)(f)(h)                                748,351          721,471
Residential Capital LLC,
   Sr. Unsec. Floating Rate Global Notes,
   6.73%, 06/29/07(c)(f)                              5,620,000        5,626,090
   Sr. Unsec. Gtd. Floating Rate Notes,
   5.84%, 06/09/08(c)(f)                              2,375,000        2,350,760
Suncorp-Metway Ltd. (Australia), Notes, 3.50%,
   06/15/13 (Acquired 03/13/07; Cost
   $2,484,704)(c)(e)(f)                               2,540,000        2,498,293
Twin Reefs Pass-Through Trust, Floating Rate
   Pass Through Ctfs., 6.32%  (Acquired
   12/07/04-10/23/06; Cost
   $2,099,000)(c)(e)(f)(g)                            2,100,000        2,107,243
Two-Rock Pass-Through Trust (Bermuda),
   Floating Rate Pass Through Ctfs., 6.30%
   (Acquired 11/10/06; Cost
   $1,596,882)(c)(e)(f)(g)                            1,595,000        1,571,235
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
   Second Tier Euro Bonds, 8.75% (c)(g)               1,020,000        1,074,129
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
   07/15/17 (Acquired 02/07/06; Cost
   $1,055,674)(c)(e)                                  1,055,674        1,061,291
                                                                  --------------
                                                                      46,435,808
                                                                  --------------
PACKAGED FOODS & MEATS-0.02%
Kraft Foods Inc., Sr. Unsec. Global Notes,
   5.25%, 06/01/07(c)                                   278,000          277,850
                                                                  --------------
PAPER PRODUCTS-0.05%
Union Camp Corp., Notes, 6.50%, 11/15/07(c)             800,000          804,488
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-1.73%
ACE Ltd., Sr. Unsec. Yankee Notes, 6.00%,
   04/01/07(c)                                          510,000          509,908
CNA Financial Corp.,
   Sr. Unsec. Notes,
   6.45%, 01/15/08(c)                                 3,275,000        3,299,988
   6.60%, 12/15/08(c)                                 2,450,000        2,501,303
First American Capital Trust I, Gtd. Trust
   Pfd. Capital Securities, 8.50%, 04/15/12(c)        4,705,000        5,225,844
North Front Pass-Through Trust, Bonds, 5.81%,
   12/15/24 (Acquired 12/08/04; Cost
   $2,369,940)(c)(e)(f)                               2,350,000        2,324,315

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
   Sub. Deb., 8.00%, 09/15/34 (Acquired
   04/29/05-06/09/05; Cost $3,737,949)(c)(e)      $   3,495,000   $    3,460,434
Oil Insurance Ltd., Notes, 7.56%  (Acquired
   06/15/06; Cost $6,280,000)(c)(e)(f)(g)             6,280,000        6,617,236
Safeco Capital Trust I, Gtd. Trust Pfd.
   Capital Securities, 8.07%, 07/15/37(c)             2,270,000        2,381,661
                                                                  --------------
                                                                      26,320,689
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.15%
Realogy Corp.,
   Sr. Floating Rate Notes,
      6.06%, 10/20/09 (Acquired 10/13/06; Cost
      $495,000)(c)(e)(f)                                495,000          495,308
   Sr. Notes,
      6.50%, 10/15/16 (Acquired
      10/13/06-10/16/06; Cost $1,666,731)(c)(e)       1,665,000        1,726,555
                                                                  --------------
                                                                       2,221,863
                                                                  --------------
REGIONAL BANKS-1.61%
Amsouth Bank N.A.-Series AI, Unsec. Sub.
   Notes, 6.45%, 02/01/08(c)                          2,080,000        2,105,438
Cullen/Frost Capital Trust I, Jr. Unsec. Gtd.
   Sub. Floating Rate Notes, 6.91%,
   03/01/34(c)(f)                                     4,050,000        4,139,464
Greater Bay Bancorp-Series B, Sr. Notes,
   5.25%, 03/31/08(c)                                   925,000          920,088
PNC Capital Trust C, Gtd. Floating Rate Trust
   Pfd. Capital Securities, 5.93%,
   06/01/28(c)(f)                                     1,175,000        1,135,579
Popular North America Inc.-Series F, Medium
   Term Notes, 5.20%, 12/12/07(c)                     3,140,000        3,125,776
TCF National Bank, Sub. Notes, 5.00%,
   06/15/14(c)(f)                                     1,500,000        1,483,155
US AgBank FCB-Series 1, Notes, 6.11%
   (Acquired 03/15/07; Cost
   $1,405,000)(e)(f)(g)(h)                            1,405,000        1,401,868
Western Financial Bank, Unsec. Sub. Deb.,
   9.63%, 05/15/12(c)                                 9,365,000       10,293,727
                                                                  --------------
                                                                      24,605,095
                                                                  --------------
REINSURANCE-0.17%
Stingray Pass-Through Trust, Pass Through
   Ctfs., 5.90%, 01/12/15 (Acquired
   01/07/05-11/03/05; Cost $2,747,640)(c)(e)          2,800,000        2,635,556
                                                                  --------------
RETAIL REIT'S-0.30%
JDN Realty Corp., Unsec. Sub. Notes, 6.95%,
   08/01/07(c)                                        3,120,000        3,134,445
National Retail Properties Inc., Sr. Unsec.
   Notes, 7.13%, 03/15/08(c)                          1,360,000        1,382,046

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
RETAIL REIT'S-(CONTINUED)
Simon Property Group L.P., Unsec. Unsub.
   Notes, 6.38%, 11/15/07(c)                      $     100,000   $      100,546
                                                                  --------------
                                                                       4,617,037
                                                                  --------------
SOVEREIGN DEBT-0.12%
Russian Federation (Russia)-REGS, Unsec.
   Unsub. Euro Bonds, 10.00%, 06/26/07(c)             1,820,000        1,841,476
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-0.12%
Block Financial Corp., Sr. Unsec. Gtd. Unsub.
   Notes, 8.50%, 04/15/07(c)                          1,868,000        1,869,663
                                                                  --------------
SPECIALIZED REIT'S-0.43%
Health Care Property Investors, Inc.,
   Sr. Sec. Floating Rate Medium Term Notes,
      5.80%, 09/15/08(c)(f)                           2,540,000        2,546,549
   Sr. Sec. Medium Term Notes,
      6.30%, 09/15/16(c)                              2,020,000        2,072,702
Health Care REIT, Inc., Sr. Notes, 5.88%,
   05/15/15(c)                                        1,905,000        1,880,902
                                                                  --------------
                                                                       6,500,153
                                                                  --------------
SPECIALTY CHEMICALS-0.06%
ICI Wilmington Inc., Gtd. Notes, 7.05%,
   09/15/07(c)                                          880,000          883,256
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.46%
Countrywide Home Loans, Inc.-Series E, Gtd.
   Medium Term Notes, 6.94%, 07/16/07(c)              1,580,000        1,586,826
Dime Capital Trust I-Series A, Gtd. Trust Pfd.
   Capital Securities, 9.33%, 05/06/27(c)             1,170,000        1,230,559
Greenpoint Capital Trust I, Gtd. Sub. Trust
   Pfd. Capital Securities, 9.10%, 06/01/27(c)        2,935,000        3,087,502
Washington Mutual Capital I, Gtd. Sub. Trust
   Pfd. Capital Securities, 8.38%, 06/01/27(c)        1,000,000        1,046,880
                                                                  --------------
                                                                       6,951,767
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-0.07%
Western Power Distribution Holdings Ltd.
   (United Kingdom), Unsec. Unsub. Notes,
   7.38%, 12/15/28 (Acquired 01/25/05; Cost
   $1,008,342)(c)(e)                                    900,000          986,562
                                                                  --------------
TRUCKING-0.44%
Roadway Corp., Sr. Sec. Gtd. Global Notes,
   8.25%, 12/01/08(c)                                 4,077,000        4,243,668
Stagecoach Transport Holdings PLC (United
   Kingdom), Unsec. Unsub. Yankee Notes,
   8.63%, 11/15/09(c)                                 2,300,000        2,483,816
                                                                  --------------
                                                                       6,727,484
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
WIRELESS TELECOMMUNICATION SERVICES-0.72%
Alamosa Delaware Inc., Sr. Gtd. Global Notes,
   8.50%, 01/31/12(c)                             $  3,550,000    $    3,766,550
Sprint Capital Corp., Sr. Unsec. Gtd. Global
   Notes, 6.13%, 11/15/08(c)                         2,480,000         2,512,389
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(c)        2,900,000         3,485,916
Vodafone Group PLC (United Kingdom),
   Unsec. Global Bonds,
   6.15%, 02/27/37(c)                                  480,000           465,691
   Unsec. Global Notes,
   5.63%, 02/27/17(c)                                  720,000           715,622
                                                                  --------------
                                                                      10,946,168
                                                                  --------------
      Total Bonds & Notes
         (Cost $355,649,592)                                         354,114,118
                                                                  --------------
U.S. MORTGAGE-BACKED SECURITIES-11.77%
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-3.48%
Pass Through Ctfs.,
   5.50%, 05/01/13 to 02/01/37(c)                    2,280,802         2,278,375
   7.00%, 06/01/15 to 06/01/32(c)                    2,411,334         2,504,589
   6.50%, 01/01/16 to 01/01/35(c)                    2,717,942         2,778,600
   6.00%, 03/01/17 to 01/01/34(c)                    4,973,161         5,056,061
   4.50%, 10/01/18(c)                                  262,287           254,708
   8.00%, 01/01/27(c)                                  815,386           861,128
   7.50%, 11/01/30 to 03/01/32(c)                      363,797           380,570
   5.00%, 10/01/33(c)                                  268,783           260,530
Pass Through Ctfs., TBA,
   5.00%, 04/01/22 to 05/01/37(c)(i)(j)             19,221,000        18,631,311
   5.50%, 05/01/37(c)(i)(j)                         19,147,000        18,943,563
   6.00%, 05/01/37(c)(i)(j)                          1,000,000         1,007,813
                                                                  --------------
                                                                      52,957,248
                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-7.21%
Pass Through Ctfs.,
   8.50%, 03/01/10 to 01/01/23(c)                      122,482           129,944
   6.50%, 04/01/14 to 01/01/37(c)                    3,476,807         3,564,349
   7.50%, 11/01/15 to 05/01/32(c)                      747,219           779,466
   7.00%, 12/01/15 to 09/01/32(c)                    2,548,199         2,643,352
   5.00%, 11/01/17 to 02/01/19(c)                    5,593,690         5,532,635
   5.50%, 07/01/19 to 10/01/34(c)                    9,878,489         9,833,451
   8.00%, 08/01/21 to 10/01/30(c)                      546,391           577,797
   6.00%, 03/01/22 to 03/01/37(c)                      182,019           183,320
   8.50%, 10/01/28(c)                                1,113,260(k)      1,194,596
Pass Through Ctfs., TBA,
   5.50%, 04/01/22(c)(i)(j)                         28,069,813        28,139,988
   5.00%, 04/01/37(c)(i)                            16,900,000        16,329,625
   6.00%, 04/01/37(c)(i)                            40,713,000        41,018,347
                                                                  --------------
                                                                     109,926,870
                                                                  --------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA)-1.08%
Pass Through Ctfs.,
   6.50%, 10/15/08 to 12/15/33(c)                 $   1,922,138   $    1,977,280
   7.00%, 10/15/08 to 05/15/32(c)                       857,076          895,791
   6.00%, 11/15/08 to 10/15/33(c)                     6,657,405        6,767,440
   5.00%, 03/15/18(c)                                 1,469,458        1,459,082
   8.00%, 08/15/22 to 01/20/31(c)                       408,660          433,861
   7.50%, 06/15/23 to 05/15/32(c)                       984,772        1,028,013
   8.50%, 11/15/24 to 02/15/25(c)                       108,322          117,225
   5.50%, 12/15/31 to 05/15/35(c)                     3,787,654        3,773,213
                                                                  --------------
                                                                      16,451,905
                                                                  --------------
      Total U.S. Mortgage-Backed Securities
         (Cost $179,868,455)                                         179,336,023
                                                                  --------------
ASSET-BACKED SECURITIES-2.80%
COLLATERALIZED MORTGAGE OBLIGATIONS-1.67%
Accredited Mortgage Loan Trust-Series 2003-3,
   Class A3, Floating Rate Pass Through Ctfs.,
   5.70%, 01/25/34(c)(f)                                313,906          314,202
Banc of America Mortgage Securities
   Inc.-Series 2003-D, Class 2AI, Floating
   Rate Pass Through Ctfs., 4.18%,
   05/25/33(c)(f)                                     1,083,276        1,069,599
Capital One Multi-Asset Execution Trust-Series
   2003-B4, Class B4, Floating Rate Pass
   Through Ctfs., 6.12%, 07/15/11(c)(f)               2,230,000        2,251,703
Countrywide Asset-Backed Ctfs.-Series 2004-6,
   Class 2A5, Floating Rate Pass Through
   Ctfs., 5.71%, 11/25/34(c)(f)                         601,286          603,837
Countrywide Home Loans-Series 2004-HYB7, Class
   1A2, Pass Through Ctfs., 4.70%,
   11/20/34(c)(f)                                     1,137,889        1,132,005
Credit Suisse First Boston Mortgage Securities
   Corp.,
   -Series 2004-AR3, Class 5A1,
      Pass Through Ctfs.,
      4.72%, 04/25/34(c)(f)                           1,125,838        1,126,709
   -Series 2004-AR7, Class 2A1,
      Pass Through Ctfs.,
      4.66%, 11/25/34(c)(f)                           1,242,933        1,234,627
   -Series 2004-C4, Class A6,
      Pass Through Ctfs.,
      4.69%, 10/15/39(c)                              2,850,000        2,748,358
Federal Home Loan Bank (FHLB)-Series TQ-2015,
   Class A, Pass Through Ctfs., 5.07%,
   10/20/15(c)                                        2,396,178        2,404,636
GSR Mortgage Loan Trust-Series 2004-5, Class
   2A1, Pass Through Ctfs., 4.50%,
   05/25/34(c)(f)                                       705,573          696,236
Impac CMB Trust,
   -Series 2003-12, Class A1,
   Floating Rate Pass Through Ctfs.,

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)
   6.08%, 12/25/33(c)(f)                          $     103,361   $      103,425
   -Series 2004-1, Class A1,
   Floating Rate Pass Through Ctfs.,
   5.98%, 03/25/34(c)(f)                                313,584          316,406
Master Asset Securitization Trust-Series
   2003-8, Class 1A1, Pass Through Ctfs.,
   5.50%, 09/25/33(c)                                 2,771,158        2,725,694
MLCC Mortgage Investors, Inc.-Series 2003-G,
   Class A1, Floating Rate Pass Through Ctfs.,
   5.64%, 01/25/29(c)(f)                              1,037,227        1,038,336
Morgan Stanley Mortgage Loan Trust-Series
   2004-6AR, Class 2A2, Pass Through Ctfs.,
   4.10%, 08/25/34(c)(f)                              1,194,223        1,206,252
Nomura Asset Acceptance Corp.-Series 2005-AR1,
   Class 2A1, Floating Rate Pass Through
   Ctfs., 5.60%, 02/25/35(c)(f)                         274,175          274,486
Residential Asset Mortgage Products,
   Inc. -Series 2003-RS2, Class AII, Floating
   Rate Pass Through Ctfs., 5.66%,
   03/25/33(c)(f)                                       263,521          263,759
Specialty Underwriting & Residential
   Finance-Series 2003-BC3, Class A, Floating
   Rate Pass Through Ctfs., 5.67%,
   08/25/34(c)(f)                                         8,370            8,385
Structured Adjustable Rate Mortgage Loan Trust,
   -Series 2004-3AC, Class A1,
      Floating Rate Pass Through Ctfs.,
      4.94%, 03/25/34(c)(f)                           1,169,517        1,165,259
   -Series 2005-1, Class 1A1,
      Pass Through Ctfs.,
      5.12%, 02/25/35(c)(f)                             762,212          767,001
Structured Asset Securities Corp.,
   -Series 2003-37A, Class 7A,
      Pass Through Ctfs.,
      7.19%, 12/25/33(c)(f)                             557,644          562,950
   -Series 2004-2AC, Class A1,
      Floating Rate Pass Through Ctfs.,
      4.99%, 02/25/34(c)(f)                           2,209,926        2,228,821
Vanderbilt Mortgage Finance-Series 2002-B,
   Class A4, Pass Through Ctfs., 5.84%,
   02/07/26(c)                                        1,175,000        1,189,334
                                                                  --------------
                                                                      25,432,020
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.13%
Citicorp Lease Pass-Through Trust-Series
   1999-1, Class A2, Pass Through Ctfs.,
   8.04%, 12/15/19 (Acquired
   06/01/00-01/26/06; Cost $6,733,854)(c)(e)          6,085,000        7,173,387
LILACS Repackaging 2005-I-Series A, Sr. Sec.
   Notes, 5.14%, 04/15/15 (Acquired 07/14/05;
   Cost $4,406,005)(e)(h)                             4,406,005        4,307,421

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   (CONTINUED)
Patrons' Legacy 2003-III-LILACS-III-A, Ctfs.,
   5.65%, 04/17/18 (Acquired 11/04/04; Cost
   $2,436,069)(e)(h)                              $   2,375,703   $    2,370,512
Patrons' Legacy, 2004-1-LILACS-1-Series A,
   Ctfs., 6.67%, 05/04/18 (Acquired
   04/30/04-07/14/05; Cost $3,445,376)(e)(h)          3,402,778        3,425,066
                                                                  --------------
                                                                      17,276,386
                                                                  --------------
      Total Asset-Backed Securities
         (Cost $42,779,202)                                           42,708,406
                                                                  --------------
MUNICIPAL OBLIGATIONS-0.62%
Detroit (City of), Michigan;
   Series 2005 A-1,
   Taxable Capital Improvement Limited Tax GO
      (INS-Ambac Assurance Corp.),
      4.96%, 04/01/20(c)(d)                           1,550,000        1,481,645
   Series 2005,
   Taxable COP (INS-Financial Guaranty
      Insurance Co.),
      4.95%, 06/15/25(c)(d)                           1,920,000        1,771,315
Indianapolis (City of), Indiana Local Public
   Improvement Bond Bank;
   Series 2005 A,
      Taxable RB,
      5.22%, 07/15/20(c)                              1,100,000        1,080,288
      5.28%, 01/15/22(c)                                600,000          587,898
Industry (City of), California Urban
   Development
   Agency (Project 3); Series 2003, Taxable
   Allocation RB,
   (INS-MBIA Insurance Corp.)
   6.10%, 05/01/24 (c)(d)                             2,060,000        2,111,047
Phoenix (City of), Arizona Civic Improvement
   Corp.;
   Series 2004,
   Taxable Rental Car Facility Charge RB
   (INS-Financial Guaranty Insurance Co.),
   3.69%, 07/01/07(c)(d)                              1,080,000        1,075,723
   4.21%, 07/01/08(c)(d)                              1,285,000        1,272,536
                                                                  --------------
      Total Municipal Obligations
         (Cost $9,647,664)                                             9,380,452
                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES-0.36%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (FNMA)-0.36%
Unsec. Floating Rate Global
   Notes,  3.68%(c)(f)   02/17/09                         3,860        3,832,903
Unsec. Notes, 5.30%(c)   01/12/10                         1,730        1,730,588
                                                                  --------------
      Total U.S. Government Agency Securities
         (Cost $5,588,529)                                             5,563,491
                                                                  --------------
COMMERCIAL PAPER-0.33%
BROADCASTING & CABLE TV-0.33%
Cox Communications Inc., Floating Rate
   Commercial Paper, 5.61%, 08/15/07 (Acquired
   11/06/06; Cost $5,030,000)(c)(e)(f)                5,030,000        5,031,192
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM BASIC BALANCED FUND

                                                      SHARES           VALUE
                                                  -------------   --------------
PREFERRED STOCKS-0.29%
LIFE & HEALTH INSURANCE-0.14%
Aegon N.V.,(Netherlands) 6.38% Pfd.                      79,800   $    2,060,436
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES-0.15%
Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                            93,000        2,322,210
                                                                  --------------
      Total Preferred Stocks
         (Cost $4,378,125)                                             4,382,646
                                                                  --------------
MONEY MARKET FUNDS-3.36%
Liquid Assets Portfolio -Institutional
   Class (l)                                         25,595,615       25,595,615
Premier Portfolio -Institutional Class (l)           25,595,615       25,595,615
                                                                  --------------
      Total Money Market Funds
         (Cost $51,191,230)                                           51,191,230
                                                                  --------------
TOTAL INVESTMENTS-108.04%
   (Cost $1,409,648,674)                                           1,646,366,225
OTHER ASSETS LESS LIABILITIES-(8.04)%                               (122,483,697)
                                                                  --------------
NET ASSETS-100.00%                                                $1,523,882,528
                                                                  --------------

Investment Abbreviations:

ADR    --  American Depositary Receipt
COP    --  Certificates of Participation
Ctfs.  --  Certificates
Deb.   --  Debentures
GO     --  General Obligation Bonds
Gtd.   --  Guaranteed
INS    --  Insurer
Jr.    --  Junior
LILACS --  Life Insurance and Life Annuities Backed Charitable Securities
Pfd.   --  Preferred
RB     --  Revenue Bonds
REGS   --  Regulation S
REIT   --  Real Estate Investment Trust
Sec.   --  Secured
Sr.    --  Senior
Sub.   --  Subordinated
TBA    --  To Be Announced
Unsec. --  Unsecured
Unsub. --  Unsubordinated

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $44,180,219, which represented 2.90% of the Fund's Net Assets. See Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2007 was $584,628,815, which represented 38.36% of the Fund's Net Assets. See
     Note 1A.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $104,646,565, which represented 6.87% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2007.

(g)  Perpetual bond with no specified maturity date.

(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2007 was $12,226,338, which represented 0.80% of the Fund's Net Assets.

(i)  Security purchased on forward commitment basis.

(j)  This security is subject to dollar roll transactions. See Note 1D.

(k) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Basic Balanced Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securites traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM Basic Balanced Fund

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

AIM Basic Balanced Fund

               Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

     E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

     F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM Basic Balanced Fund

     H. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

               Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

               A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settledby a cash payment in the case of a credit event.

               Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

     I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Basic Balanced Fund

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional
   Class                 $21,896,097   $ 86,534,496   $ (82,834,978)        $--        $25,595,615   $225,801       $--
Premier Portfolio-
   Institutional
   Class                  21,896,097     86,534,496     (82,834,978)         --         25,595,615    224,443        --
                         -----------   ------------   -------------         ---        -----------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $43,792,194   $173,068,992   $(165,669,956)        $--        $51,191,230   $450,244       $--
                         ===========   ============   =============         ===        ===========   ========       ===

     NOTE 3 -- FUTURES CONTRACTS

     On March 31, 2007, $1,113,260 principal amount of U.S. mortgage-backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

                                                                           UNREALIZED
                              NUMBER OF       MONTH/          VALUE       APPRECIATION
         CONTRACT             CONTRACTS     COMMITMENT      03/31/07     (DEPRECIATION)
         --------             ---------   -------------   ------------   --------------
U.S. Treasury 5 Year Notes       442       Jun.-07/Long   $ 46,762,219      $(28,620)
U.S. Treasury 10 Year Notes      696       Jun.-07/Long     75,255,000       369,704
                                                          ------------      --------
                                                          $122,017,219      $341,084
                                                          ------------      --------
U.S. Treasury 2 Year Notes       201      Jun.-07/Short   $(41,183,016)     $(71,110)
U.S. Treasury Long Bonds          55      Jun.-07/Short     (6,118,750)       39,408
                                                          ------------      --------
                                                          $(47,301,766)     $(31,702)
                                                          ------------      --------
                                                          $ 74,715,453      $309,382
                                                          ------------      --------

     NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS

                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

                                                                                         NOTIONAL     UNREALIZED
                                                BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
     COUNTERPARTY          REFERENCE ENTITY    PROTECTION     FIXED RATE       DATE        (000)    (DEPRECIATION)
     ------------        -------------------   ----------   -------------   ----------   --------   --------------
Lehman Brothers Inc.     Dow Jones CDX.NA.IG      Buy           (0.40)%     12/20/2011    $11,250      $(1,488)

AIM Basic Balanced Fund

     NOTE 5 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $176,839,328 and $274,854,991, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $254,826,806
Aggregate unrealized (depreciation) of investment securities    (30,124,031)
                                                               ------------
Net unrealized appreciation of investment securities           $224,702,775
                                                               ============


Cost of investments for tax purposes is $1,421,663,450.

                         AIM EUROPEAN SMALL COMPANY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   ESC-QTR-1 3/07   A I M Advisors, Inc.

AIM European Small Company Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY
   INTERESTS-90.27%
AUSTRIA-3.15%
A-TEC Industries A.G. (Construction &
   Engineering) (a)                                      33,000   $    6,990,869
Andritz A.G. (Industrial Machinery) (b)(c)               41,760       10,495,824
                                                                  --------------
                                                                      17,486,693
                                                                  --------------
BELGIUM-1.33%
EVS Broadcast Equipment S.A.
   (Communications Equipment)(b)                        115,500        7,376,118
                                                                  --------------
BERMUDA-0.66%
Lancashire Holdings Ltd. (Reinsurance) (a)              550,000        3,669,019
                                                                  --------------
DENMARK-0.90%
TK Development A/S (Real Estate Management
   & Development) (a)(b)                                249,500        4,962,440
                                                                  --------------
FINLAND-1.18%
Nokian Renkaat Oyj (Tires & Rubber) (b)                 239,600        6,570,742
                                                                  --------------
FRANCE-1.57%
April Group (Insurance Brokers) (c)                      82,700        4,326,031
Sword Group (Systems Software)                           78,300        4,361,534
                                                                  --------------
                                                                       8,687,565
                                                                  --------------
GERMANY-5.96%
Bijou Brigitte Modische Accessoires A.G.
   (Apparel, Accessories & Luxury Goods) (b)             13,392        3,112,479
CTS Eventim A.G. (Movies & Entertainment)               132,100        5,106,729
D+S europe A.G. (Diversified Commercial &
   Professional Services) (a)(b)                        491,336        6,625,299
Elexis A.G. (Industrial Machinery) (b)                  190,500        5,919,886
ElringKlinger A.G. (Auto Parts & Equipment)
   (b)                                                  106,900        8,321,732
Takkt A.G. (Catalog Retail) (b)                         221,800        3,971,190
                                                                  --------------
                                                                      33,057,315
                                                                  --------------
GREECE-8.70%
Attica Holdings S.A. (Marine)                           497,700        2,925,242
Blue Star Maritime S.A. (Marine)                        541,600        2,445,326
Intralot S.A. (Casinos & Gaming)                        370,846       11,225,222
Jumbo S.A. (Leisure Products) (b)                       593,100       18,345,520
Mytilineos Holdings S.A. (Diversified
   Metals & Mining) (b)                                 136,000        6,711,011

                                                       SHARES          VALUE
                                                     ----------   --------------
GREECE-(CONTINUED)
Titan Cement Co. (Construction Materials)
   (b)                                                  122,271   $    6,584,910
                                                                  --------------
                                                                      48,237,231
                                                                  --------------
IRELAND-2.98%
CPL Resources PLC (Human Resource &
   Employment Services)                                 540,000        5,482,123
FBD Holdings PLC (Multi-Line Insurance) (b)              87,600        4,559,935
Paddy Power PLC (Casinos & Gaming)                      245,700        6,501,762
                                                                  --------------
                                                                      16,543,820
                                                                  --------------
ISRAEL-0.55%
Advanced Vision Technology Ltd. (Electronic
   Equipment Manufacturers) (a)                         185,000        3,039,613
                                                                  --------------
ITALY-6.58%
Antichi Pellettieri S.p.A. (Apparel,
   Accessories & Luxury Goods) (a)                      324,828        4,239,254
Biesse S.p.A. (Industrial Machinery) (b)                548,200       16,202,281
Cementir S.p.A. Cementerie del Tirreno
   (Construction Materials) (b)                         890,900       11,312,847
Prima Industrie S.p.A. (Industrial
   Machinery)                                            93,300        4,768,349
                                                                  --------------
                                                                      36,522,731
                                                                  --------------
NETHERLANDS-12.58%
Aalberts Industries N.V. (Industrial
   Machinery) (b)                                       129,834       12,839,213
Accell Group N.V. (Leisure Products)                    141,675        5,015,111
Bateman Litwin N.V. (Construction &
   Engineering)(b)                                    1,260,000        4,862,455
Beter Bed Holding N.V. (Homefurnishing
   Retail) (b)(c)                                       323,125       10,942,722
Eriks Group N.V. (Trading Companies &
   Distributors)                                         76,376        6,024,462
Koninklijke BAM Groep N.V. (Construction &
   Engineering) (Acquired 12/10/2004; Cost
   $303,940)(b)(d)                                       35,000          829,292
Koninklijke BAM Groep N.V. (Construction &
   Engineering) (b)                                     290,594        6,885,346
Smit Internationale N.V. (Marine Ports &
   Services)                                            162,664       10,397,162
USG People N.V. (Human Resource &
   Employment Services) (b)                             289,782       11,972,848
                                                                  --------------
                                                                      69,768,611
                                                                  --------------
NORWAY-18.00%
Acta Holding A.S.A. (Diversified Capital
   Markets) (b)(c)                                    1,650,500        9,144,809

AIM European Small Company Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
NORWAY-(CONTINUED)
Arrow Seismic A.S.A. (Oil & Gas Equipment &
   Services) (Acquired 02/13/06; Cost
   $2,153,007)(a)(d)                                    410,000   $    4,519,356
Cermaq A.S.A. (Packaged Foods & Meats)
   (b)(c)                                               388,600        7,268,682
DOF Subsea A.S.A. (Construction &
   Engineering) (Acquired 06/21/05; Cost
   $897,913)(a)(b)(d)                                   291,000        2,407,409
DOF Subsea A.S.A. (Construction &
   Engineering) (a)(b)                                  574,600        4,753,599
Eitzen Chemical A.S.A. (Marine) (a)                     921,700        3,972,910
Expert A.S.A. (Computer & Electronics
   Retail) (b)                                          199,640        3,964,024
Marine Harvest (Packaged Foods & Meats)
   (Acquired 03/07/06; Cost
   $5,031,680)(a)(b)(d)                               7,653,000        8,943,403
ODIM A.S.A. (Industrial Machinery) (a)                  139,450        4,473,743
Petroleum Geo-Services A.S.A. (Oil & Gas
   Equipment & Services) (a)(b)                         483,900       12,585,784
Prosafe A.S.A. (Oil & Gas Equipment &
   Services) (b)(c)                                     933,135       14,180,603
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
   Equipment & Services) (a)(b)(c)                      415,484        9,520,480
Veidekke A.S.A. (Construction &
   Engineering) (b)(c)                                  251,200       14,138,017
                                                                  --------------
                                                                      99,872,819
                                                                  --------------
SWEDEN-2.43%
Hexagon A.B. -Class B (Industrial
   Machinery) (b)                                       153,670        6,251,167
Indutrade A.B. (Trading Companies &
   Distributors) (Acquired 10/05/05; Cost
   $1,265,296)(b)(d)                                    152,000        3,426,623
Poolia A.B. -Class B (Human Resource &
   Employment Services) (b)(c)                          396,300        3,811,626
                                                                  --------------
                                                                      13,489,416
                                                                  --------------
SWITZERLAND-7.42%
Banque Cantonale Vaudoise (Diversified
   Banks) (a)                                            12,700        6,045,380
Conzzeta Holding A.G. (Industrial
   Machinery)                                             1,300        2,513,782
Daetwyler Holding A.G. (Industrial
   Conglomerates) (b)                                     1,180        7,035,685
Interroll Holding A.G. (Industrial
   Machinery) (a)(b)                                     15,500        6,337,384
Lem Holding S.A. (Electronic Equipment
   Manufacturers) (b)                                    23,065        5,128,628
Mobilezone Holding A.G. (Computer &
   Electronics Retail)                                1,111,003        6,764,932
Rieter Holding A.G. (Auto Parts &
   Equipment) (b)                                         8,900        4,427,089
Schweiter A.G. (Industrial Machinery) (b)                 9,000        2,876,836
                                                                  --------------
                                                                      41,129,716
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
UNITED KINGDOM-16.28%
Absolute Capital Management Holdings Ltd.
   (Asset Management & Custody Banks) (b)               528,700   $    4,810,945
Amlin PLC (Multi-Line Insurance) (b)                    953,000        5,298,763
Catlin Group Ltd. (Property & Casualty
   Insurance) (b)                                       366,000        3,610,836
Findel PLC (Catalog Retail) (b)                         229,400        3,128,207
Homeserve PLC (Diversified Commercial &
   Professional Services) (b)                           281,500        9,858,256
Inchcape PLC (Distributors) (b)                         282,420        3,179,372
Informa PLC (Publishing) (b)                            450,919        5,405,520
Inspired Gaming Group PLC (Casinos &
   Gaming) (a)(b)                                     1,100,000        6,396,068
Kier Group PLC (Construction & Engineering)
   (b)(c)                                               193,671        9,143,956
Mears Group PLC (Diversified Commercial &
   Professional Services) (b)                         1,030,000        6,843,322
Mitie Group PLC (Environmental & Facilities
   Services) (b)                                      1,405,000        6,373,594
Morgan Sindall PLC (Construction &
   Engineering) (b)                                     228,000        5,617,239
Premier Research Group PLC (Life Sciences
   Tools & Services) (a)(b)                             848,763        4,235,986
SCi Entertainment Group PLC (Home
   Entertainment Software) (a)                          637,242        5,868,645
Ultra Electronics Holdings PLC (Aerospace &
   Defense) (b)                                         260,650        6,367,272
Zetar PLC (Packaged Foods & Meats) (a)                  356,000        4,168,257
                                                                  --------------
                                                                      90,306,238
                                                                  --------------
   Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $261,447,747)                                            500,720,087
                                                                  --------------
PREFERRED STOCKS-2.66%
GERMANY-2.66%
Fuchs Petrolub A.G. -Pfd. (Commodity
   Chemicals) (b)(c)                                    168,512       14,768,850
                                                                  --------------
   Total Foreign Preferred Stocks
      (Cost $7,012,435)                                               14,768,850
                                                                  --------------
MONEY MARKET FUNDS-6.71%
Liquid Assets Portfolio -Institutional
   Class (e)                                         18,595,573       18,595,573
Premier Portfolio -Institutional Class (e)           18,595,573       18,595,573
                                                                  --------------
   Total Money Market Funds
      (Cost $37,191,146)                                              37,191,146
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM European Small Company Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned)-99.64%
   (Cost $305,651,328)                                            $  552,680,083
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-9.73%
Liquid Assets Portfolio -Institutional
   Class (e)(f)                                      53,991,943       53,991,943
                                                                  --------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $53,991,943)                                              53,991,943
                                                                  --------------
TOTAL INVESTMENTS-109.37%
   (Cost $359,643,271)                                               606,672,026
OTHER ASSETS LESS LIABILITIES-(9.37)%                                (51,957,627)
                                                                  --------------
NET ASSETS-100.00%                                                $  554,714,399
                                                                  ==============

Investment Abbreviations:

ADR -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $390,644,124, which represented 70.42% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at March 31, 2007.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $20,126,083, which represented 3.63% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM European Small Company Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM European Small Company Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM European Small Company Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $10,962,757    $27,242,149   $ (19,609,333)        $--        $18,595,573   $150,977       $--
Premier  Portfolio-
   Institutional Class    10,962,757     27,242,149     (19,609,333)         --         18,595,573    149,825        --
                         -----------    -----------   ------------          ---        -----------   --------       ---
   SUBTOTAL              $21,925,514    $54,484,298   $(39,218,666)         $--        $37,191,146   $300,802       $--
                         -----------    -----------   ------------          ---        -----------   --------       ---

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME*   GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------    -------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $31,663,353   $ 52,353,892    $(30,025,302)        $--        $53,991,943   $ 57,388       $--
                         -----------   ------------    ------------         ---        -----------   --------       ---
TOTAL INVESTMENTS
   IN AFFILIATES         $53,588,867   $106,838,190    $(69,243,968)        $--        $91,183,089   $358,190       $--
                         -----------   ------------    ------------         ---        -----------   --------       ---

*    Net of compensation to counterparties

AIM European Small Company Fund

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $50,391,388 were on loan to brokers. The loans were secured by cash collateral of $53,991,943 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $57,388 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $39,519,232 and $58,361,630, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $244,508,543
Aggregate unrealized (depreciation) of investment securities       (239,939)
                                                               ------------
Net unrealized appreciation of investment securities           $244,268,604
                                                               ============

Cost of investments for tax purposes is $362,403,422.

                             AIM GLOBAL VALUE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   GLV-QTR-1 3/07   A I M Advisors, Inc.

AIM Global Value Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-55.84%
CANADA-5.62%
E-L Financial Corp. Ltd. (Multi-Line
   Insurance)                                            10,228   $    5,935,438
Energy Savings Income Fund (Gas
   Utilities)                                            16,200          181,707
Open Text Corp. (Internet Software &
   Services) (a)                                        219,700        4,888,565
Rothmans, Inc. (Tobacco)                                113,200        2,009,961
Saskatchewan Wheat Pool, Inc.
   (Agricultural Products) (a)                          406,500        2,929,349
Suncor Energy, Inc. (Integrated Oil &
   Gas)                                                  47,400        3,615,710
                                                                  --------------
                                                                      19,560,730
                                                                  --------------
FINLAND-2.66%
Nokia Oyj -ADR (Communications
   Equipment)                                           403,200        9,241,344
                                                                  --------------
FRANCE-4.19%
Business Objects S.A. (Application
   Software) (a)(b)                                      61,700        2,237,085
Renault S.A. (Automobile
   Manufacturers) (b)                                    45,500        5,328,526
Sanofi-Aventis (Pharmaceuticals) (b)                     80,500        7,009,364
                                                                  --------------
                                                                      14,574,975
                                                                  --------------
GERMANY-1.50%
Bayerische Motoren Werke A.G.
   (Automobile Manufacturers) (b)                        88,500        5,213,802
                                                                  --------------
HONG KONG-2.14%
Cheung Kong (Holdings) Ltd. (Real
   Estate Management & Development)
   (b)                                                  325,000        4,110,834
Henderson Land Development Co. Ltd.
   (Real Estate Management &
   Development) (b)                                     571,000        3,321,782
                                                                  --------------
                                                                       7,432,616
                                                                  --------------
IRELAND-1.64%
Bank of Ireland (Diversified Banks) (b)                 263,600        5,698,539
                                                                  --------------
JAPAN-17.87%
Brother Industries, Ltd. (Office
   Electronics) (b)                                     253,000        3,403,905
Hitachi, Ltd. (Electronic Equipment
   Manufacturers) (b)                                   246,000        1,897,757
Japan Petroleum Exploration Co., Ltd.
   (Oil & Gas Exploration &
   Production) (b)                                       71,800        5,337,675

                                                       SHARES          VALUE
                                                     ----------   --------------
JAPAN-(CONTINUED)
Meitec Corp. (Diversified Commercial
   & Professional Services) (b)                         328,100   $   10,545,184
NIPPONKOA Insurance Co., Ltd.
   (Property & Casualty Insurance) (b)                  454,000        3,870,418
NTT DoCoMo, Inc. (Wireless
   Telecommunication Services) (b)                        5,719       10,520,031
Sega Sammy Holdings Inc. (Leisure
   Products) (b)                                        264,600        6,166,500
Shinsei Bank, Ltd. (Regional Banks) (b)               1,160,000        5,556,289
Sony Corp. (Consumer Electronics) (b)                   105,600        5,334,712
Takeda Pharmaceutical Co. Ltd.
   (Pharmaceuticals) (b)                                 47,300        3,088,789
Toyota Industries Corp. (Auto Parts &
   Equipment) (b)                                       136,900        6,439,381
                                                                  --------------
                                                                      62,160,641
                                                                  --------------
NETHERLANDS-4.44%
ABN AMRO Holding N.V. (Diversified
   Banks) (b)                                           142,800        6,148,618
Akzo Nobel N.V. (Diversified
   Chemicals) (b)                                        52,600        3,994,228
Heineken N.V. (Brewers)                                 101,300        5,298,996
                                                                  --------------
                                                                      15,441,842
                                                                  --------------
NEW ZEALAND-0.72%
Telecom Corp. of New Zealand Ltd.
   (Integrated Telecommunication
   Services) (b)                                        742,100        2,517,516
                                                                  --------------
SINGAPORE-1.59%
Singapore Airport Terminal Services
   Ltd. (Airport Services) (b)                        3,043,000        5,528,097
                                                                  --------------
SOUTH KOREA-1.77%
SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                          262,600        6,150,092
                                                                  --------------
SWITZERLAND-2.93%
Nestle S.A. (Packaged Foods & Meats)
   (b)                                                   11,150        4,334,389
Novartis A.G. (Pharmaceuticals) (b)                     103,900        5,868,361
                                                                  --------------
                                                                      10,202,750
                                                                  --------------
UNITED KINGDOM-8.77%
Diageo PLC (Distillers & Vintners) (b)                  258,454        5,241,034
GlaxoSmithKline PLC -ADR
   (Pharmaceuticals)                                    135,900        7,509,834
HSBC Holdings PLC (Diversified
   Banks) (b)                                           335,200        5,823,242
Royal Bank of Scotland Group PLC
   (Diversified Banks) (b)                              171,900        6,724,357

AIM Global Value Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
UNITED KINGDOM-(CONTINUED)
Vodafone Group PLC (Wireless
   Telecommunication Services) (b)                    1,940,237   $    5,181,987
                                                                  --------------
                                                                      30,480,454
                                                                  --------------
   Total Foreign Common Stocks & Other
      Equity Interests
      (Cost $164,242,897)                                            194,203,398
                                                                  --------------
DOMESTIC COMMON STOCKS-33.19%
BREWERS-1.51%
Anheuser-Busch Cos., Inc.                               103,900        5,242,794
                                                                  --------------
BROADCASTING & CABLE TV-1.96%
Liberty Media Corp. Capital -Series A (a)                61,500        6,801,285
                                                                  --------------
CATALOG RETAIL-1.94%
Liberty Media Corp. - Interactive -
   Series A (a)                                         283,000        6,741,060
                                                                  --------------
COMMUNICATIONS EQUIPMENT-3.04%
Motorola, Inc.                                          599,100       10,586,097
                                                                  --------------
COMPUTER HARDWARE-4.14%
Dell Inc. (a)                                           620,150       14,393,681
                                                                  --------------
HYPERMARKETS & SUPER CENTERS-
   1.72%
Wal-Mart Stores, Inc.                                   127,399        5,981,383
                                                                  --------------
INDUSTRIAL CONGLOMERATES-3.02%
Tyco International Ltd.                                 333,300       10,515,615
                                                                  --------------
PACKAGED FOODS & MEATS-1.80%
Lancaster Colony Corp.                                  141,600        6,257,304
                                                                  --------------
PERSONAL PRODUCTS-1.92%
Avon Products, Inc.                                     179,000        6,669,540
                                                                  --------------
PHARMACEUTICALS-0.97%
Merck & Co. Inc.                                         76,600        3,383,422
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   4.20%
Berkshire Hathaway Inc. -Class A (a)                         79        8,610,210
Progressive Corp. (The)                                 274,200        5,983,044
                                                                  --------------
                                                                      14,593,254
                                                                  --------------
SYSTEMS SOFTWARE-3.20%
Microsoft Corp.                                         399,900       11,145,213
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-3.77%
Brookline Bancorp, Inc.                                 431,300        5,464,571
Washington Mutual, Inc.                                 189,100        7,635,858
                                                                  --------------
                                                                      13,100,429
                                                                  --------------
   Total Domestic Common Stocks
      (Cost $107,511,910)                                            115,411,077
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
MONEY MARKET FUNDS-9.89%
Liquid Assets Portfolio -Institutional
   Class (c)                                         17,192,511   $   17,192,511
                                                                  --------------
Premier Portfolio -Institutional Class (c)           17,192,511       17,192,511
                                                                  --------------
   Total Money Market Funds
      (Cost $34,385,022)                                              34,385,022
                                                                  --------------
TOTAL INVESTMENTS-98.92%
   (Cost $306,139,829)                                               343,999,497
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-1.08%                                    3,764,681
                                                                  --------------
NET ASSETS-100.00%                                                $  347,764,178
                                                                  ==============

Investment Abbreviations:

ADR   -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $146,442,402, which represented 42.11% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Global Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Global Value Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on such Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Global Value Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                         CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional Class   $20,450,076    $17,107,932   $(20,365,497)        $--         $17,192,511   $239,194       $--
Premier Portfolio-
   Institutional Class    20,450,076     17,107,932    (20,365,497)         --          17,192,511    237,782        --
                         -----------    -----------   ------------         ---         -----------   --------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $40,900,152    $34,215,864   $(40,730,994)        $--         $34,385,022   $476,976       $--
                         ===========    ===========   ============         ===         ===========   ========       ===

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                   OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------
                           CONTRACT TO                                UNREALIZED
SETTLEMENT   --------------------------------------      VALUE       APPRECIATION
   DATE            DELIVER              RECEIVE         03/31/07    (DEPRECIATION)
----------   -------------------   ----------------   -----------   --------------
04/24/07     NZD       2,400,000   USD    1,658,640   $ 1,712,050    $   (53,410)
05/22/07     EUR      20,500,000   USD   27,052,005    27,443,402       (391,397)
05/22/07     GBP       7,630,000   USD   14,857,344    15,011,818       (154,474)
05/22/07     JPY   4,950,000,000   USD   41,685,966    42,307,513       (621,547)
06/14/07     CAD      15,550,000   USD   13,327,962    13,498,998       (171,036)
06/15/07     KRW   3,720,000,000   USD    3,935,675     3,960,986        (25,311)
                                                                     -----------
TOTAL OPEN FOREIGN CURRENCY CONTRACTS                                $(1,417,175)
                                                                     ===========

AIM Global Value Fund

             CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------
                        CONTRACT TO
 CLOSED     ----------------------------------      VALUE       REALIZED
  DATE          DELIVER            RECEIVE        03/31/07    GAIN (LOSS)
--------   -----------------   ---------------   ----------   -----------
03/12/07   JPY   400,000,000   USD   3,368,563   $3,437,785   $   (69,222)
                                                              -----------
TOTAL FOREIGN CURRENCY CONTRACTS                              $(1,486,397)
                                                              ===========

CURRENCY ABBREVIATIONS:

CAD -- CANADIAN DOLLAR
EUR -- EURO
GBP -- BRITISH POUND STERLING
JPY -- JAPANESE YEN
KRW -- SOUTH KOREAN WON
NZD -- NEW ZEALAND DOLLAR
USD -- U.S. DOLLAR

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $67,717,555 and $31,341,499, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $41,535,997
Aggregate unrealized (depreciation) of investment securities    (5,453,318)
                                                               -----------
Net unrealized appreciation of investment securities           $36,082,679
                                                               ===========

Cost of investments for tax purposes is $307,916,818.

                      AIM INTERNATIONAL SMALL COMPANY FUND
           Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   ISC-QTR-1 3/07   A I M Advisors, Inc.

AIM International Small Company Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
FOREIGN COMMON STOCKS & OTHER
   EQUITY INTERESTS-91.60%
AUSTRALIA-2.96%
Australian Wealth Management Ltd.
   (Asset Management & Custody
   Banks) (a)                                         3,342,000   $    6,881,817
Bradken Ltd. (Construction & Farm
   Machinery & Heavy Trucks) (a)                        890,969        6,340,073
MFS Ltd. (Hotels, Resorts & Cruise
   Lines) (a)                                         1,268,747        5,433,708
United Group Ltd. (Construction &
   Engineering) (a)                                     784,500        8,642,838
                                                                  --------------
                                                                      27,298,436
                                                                  --------------
AUSTRIA-1.57%
Andritz A.G. (Industrial Machinery) (a)                  57,600       14,476,999
                                                                  --------------
BELGIUM-0.60%
EVS Broadcast Equipment S.A.
   (Communications Equipment) (a)(b)                     86,160        5,502,392
                                                                  --------------
BRAZIL-6.27%
All America Latina Logistica
   (Railroads) (c)                                      648,500        7,867,669
American Banknote S.A. (Commercial
   Printing) (Acquired 04/24/06; Cost
   $2,603,647)(d)                                       325,900        2,928,193
American Banknote S.A. (Commercial
   Printing)                                            629,900        5,659,616
Equatorial Energia S.A. (Electric
   Utilities) (Acquired 03/31/06; Cost
   $2,726,949)(b)(d)(e)                                 411,600        3,738,184
Equatorial Energia S.A. (Electric
   Utilities)(b)(e)                                     813,600        7,389,179
Gafisa S.A. (Homebuilding)                              664,300        8,388,441
Klabin Segall S.A. (Real Estate
   Management & Development)
   (Acquired 10/06/06; Cost
   $4,184,358)(b)(d)                                    602,980        4,829,112
Klabin Segall S.A. (Real Estate
   Management & Development) (b)                        390,900        3,130,617
OdontoPrev S.A. (Life & Health
   Insurance) (Acquired 11/30/06; Cost
   $1,805,033)(b)(d)                                    139,600        2,793,356
OdontoPrev S.A. (Life & Health
   Insurance)(b)                                        264,900        5,300,573
Perdigao S.A. (Packaged Foods &
   Meats)                                               436,100        5,845,731
                                                                  --------------
                                                                      57,870,671
                                                                  --------------
CANADA-12.94%
Aspreva Pharmaceuticals Corp.
   (Pharmaceuticals) (b)                                182,329        3,931,013
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
CANADA-(CONTINUED)
Aur Resources, Inc. (Diversified Metals
   & Mining)                                            364,030   $    7,630,268
Axcan Pharma Inc (Pharmaceuticals) (b)                  492,000        8,135,014
BMTC Group, Inc. -Class A
   (Homefurnishing Retail)                              147,564        2,492,311
Bonnett's Energy Services Trust (Oil &
   Gas Equipment & Services) (f)                        538,300        4,811,620
Canam Group Inc. (Steel) (Acquired
   03/18/05; Cost $2,870,694)(d)                        600,000        5,279,979
Canam Group Inc. (Steel)                                291,200        2,562,550
FirstService Corp. (Real Estate
   Management & Development) (b)                        181,600        5,000,272
Home Capital Group Inc. (Thrifts &
   Mortgage Finance)                                    236,500        7,333,333
HudBay Minerals, Inc. (Diversified
   Metals & Mining) (b)                                 355,700        6,284,942
Kingsway Financial Services Inc.
   (Property & Casualty Insurance)                      412,000        7,711,507
Reitmans (Canada) Ltd. -Class A
   (Apparel Retail)                                     555,000       10,705,340
Sherritt International Corp. (Diversified
   Metals & Mining)                                     725,500       10,443,731
Stoneham Drilling Trust (Oil & Gas
   Drilling) (f)                                        499,000        7,952,536
Total Energy Trust Ltd. (Oil & Gas
   Equipment & Services)                                641,490        6,456,294
Transat A.T. Inc. -Class A (Airlines) (f)               341,600       10,426,559
Trican Well Service Ltd. (Oil & Gas
   Equipment & Services)                                433,180        8,535,659
Wajax Income Fund (Industrial
   Machinery)                                           134,870        3,774,327
                                                                  --------------
                                                                     119,467,255
                                                                  --------------
CHINA-3.09%
Baoye Group Co. Ltd. -Class H
   (Construction & Engineering) (a)                     416,000          680,872
Century Sunshine Ecological
   Technology Holdings Ltd. (Fertilizers
   & Agricultural Chemicals) (a)                     51,530,000       12,406,403
Samson Holding Ltd. (Home
   Furnishings) (a)                                  11,344,000        6,468,511
Xinyi Glass Holding Co. Ltd. (Auto
   Parts & Equipment) (a)                            18,206,000        8,933,145
                                                                  --------------
                                                                      28,488,931
                                                                  --------------
DENMARK-0.91%
TK Development A/S (Real Estate
   Management & Development) (a)(b)                     424,200        8,437,143
                                                                  --------------
FINLAND-0.94%
Nokian Renkaat Oyj (Tires & Rubber)
   (a)                                                  318,000        8,720,768
                                                                  --------------

AIM International Small Company Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
FRANCE-0.94%
Euler Hermes S.A. (Property &
   Casualty Insurance) (a)                               61,420   $    8,659,623
                                                                  --------------
GERMANY-1.40%
Bijou Brigitte Modische Accessoires
   A.G. (Apparel, Accessories & Luxury
   Goods) (a)                                            22,148        5,147,489
MTU Aero Engines Holding A.G.
   (Aerospace & Defense) (a)                            130,000        7,783,858
                                                                  --------------
                                                                      12,931,347
                                                                  --------------
GREECE-5.41%
Intralot S.A. (Casinos & Gaming)                        505,300       15,295,041
Jumbo S.A. (Leisure Products) (a)                       459,000       14,197,595
Mytilineos Holdings S.A. (Diversified
   Metals & Mining) (a)                                 239,000       11,793,615
Titan Cement Co., S.A. (Construction
   Materials) (a)                                       161,200        8,681,432
                                                                  --------------
                                                                      49,967,683
                                                                  --------------
HONG KONG-4.64%
AMVIG Holdings Ltd. (Paper
   Packaging) (a)                                     1,906,000        1,545,589
First Pacific Co. Ltd. (Multi-Sector
   Holdings) (a)                                     20,666,000       12,619,822
Hopewell Holdings Ltd. (Highways &
   Railtracks) (a)                                    2,443,000        9,500,964
Paliburg Holdings Ltd. (Hotels, Resorts
   & Cruise Lines) (a)(b)                           149,726,000        6,605,091
PYI Corp. (Construction &
   Engineering)                                      12,662,000        5,623,234
Regal Hotels International Holdings
   Ltd. (Hotels, Resorts & Cruise Lines)
   (a)                                               78,474,000        6,923,187
                                                                  --------------
                                                                      42,817,887
                                                                  --------------
INDONESIA-2.14%
PT Kawasan Industri Jababeka Tbk
   (Real Estate Management &
   Development) (a)                                 271,308,000        6,534,223
PT United Tractors Tbk (Construction
   & Farm Machinery & Heavy Trucks)
   (a)                                                7,115,000        5,771,210
Total Bangun Persada (Real Estate
   Management & Development) (a)(b)                 109,175,000        7,419,405
                                                                  --------------
                                                                      19,724,838
                                                                  --------------
IRELAND-1.89%
FBD Holdings PLC (Multi-Line
   Insurance) (a)                                       144,900        7,542,633
Paddy Power PLC (Casinos & Gaming)                      375,000        9,923,324
                                                                  --------------
                                                                      17,465,957
                                                                  --------------
ISRAEL-0.75%
Israel Discount Bank A (Diversified
   Banks) (a)(b)                                      3,276,252        6,881,940
                                                                  --------------
ITALY-0.86%
Cementir S.p.A. Cementerie del Tirreno
   (Construction Materials) (a)                         625,000        7,936,389
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
JAPAN-2.01%
EXEDY Corp. (Auto Parts &
   Equipment) (a)                                       264,400   $    7,479,449
Takeuchi Mfg. Co., Ltd. (Construction
   & Farm Machinery & Heavy Trucks)
   (a)                                                  162,000        6,734,266
USJ Co., Ltd (Movies & Entertainment)
   (Acquired 03/05/07; Cost
   $1,048,667)(b)(d)                                      2,500        1,088,340
USJ Co., Ltd (Movies & Entertainment)
   (b)                                                    7,500        3,265,020
                                                                  --------------
                                                                      18,567,075
                                                                  --------------
MALAYSIA-3.65%
IGB Corp. Berhad (Real Estate
   Management & Development) (a)                     18,624,000       13,428,752
Lion Diversified Holdings Berhad
   (Department Stores) (a)                            9,006,200       20,294,127
                                                                  --------------
                                                                      33,722,879
                                                                  --------------
MEXICO-3.35%
Corporacion Moctezuma, S.A. de C.V.
   (Construction Materials)                             590,700        1,685,765
Corporacion Moctezuma, S.A. de C.V.
   (Construction Materials) (Acquired
   03/01/06; Cost $1,758,258)(d)                        940,800        2,684,895
Grupo Financiero Banorte S.A. de C.V.
   -Class O (Diversified Banks)                       1,718,400        8,134,484
TV Azteca, S.A. de C.V. -CPO
   (Broadcasting & Cable TV)                          7,833,000        7,259,776
Urbi, Desarrollos Urbanos, S.A. de C.V.
   (Homebuilding) (b)                                 2,666,400       11,112,264
                                                                  --------------
                                                                      30,877,184
                                                                  --------------
NETHERLANDS-5.48%
Aalberts Industries N.V. (Industrial
   Machinery) (a)                                       146,621       14,499,270
Koninklijke BAM Groep N.V.
   (Construction & Engineering)
   (Acquired 12/10/04; Cost
   $564,459)(a)(d)                                       65,000        1,540,113
Koninklijke BAM Groep N.V.
   (Construction & Engineering) (a)                     393,564        9,325,122
Smit Internationale N.V. (Marine Ports
   & Services)                                          130,800        8,360,478
USG People N.V. (Human Resource &
   Employment Services) (a)                             408,884       16,893,754
                                                                  --------------
                                                                      50,618,737
                                                                  --------------
NORWAY-9.45%
Acta Holding A.S.A. (Diversified
   Capital Markets) (a)                               2,132,200       11,813,731
Cermaq A.S.A. (Packaged Foods &
   Meats) (a)                                           715,375       13,380,941
Marine Harvest (Packaged Foods &
   Meats) (Acquired 03/07/06; Cost
   $8,014,658)(a)(b)(d)                              12,190,000       14,245,404
Petroleum Geo-Services A.S.A. (Oil &
   Gas Equipment & Services) (a)(b)                     773,400       20,115,407
Prosafe A.S.A. (Oil & Gas Equipment
   & Services) (a)                                    1,040,660       15,814,631

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Small Company Fund

                                                       SHARES          VALUE
                                                    -----------   --------------
NORWAY-(CONTINUED)
TGS Nopec Geophysical Co. A.S.A.
   (Oil & Gas Equipment & Services)
   (a)(b)                                               518,120   $   11,872,302
                                                                  --------------
                                                                      87,242,416
                                                                  --------------
PHILIPPINES-2.41%
First Gen Corp. (Independent Power
   Producers & Energy Traders) (a)                    6,099,700        7,070,309
Globe Telecom, Inc. (Wireless
   Telecommunication Services) (a)                      215,700        5,492,287
Manila Water Co. (Water Utilities) (a)               26,550,000        5,326,250
PNOC Energy Development Corp.
   (Independent Power Producers &
   Energy Traders) (Acquired 12/04/06;
   Cost $287,238)(b)(d)                               4,405,000          556,728
PNOC Energy Development Corp.
   (Independent Power Producers &
   Energy Traders) (b)                               29,873,000        3,775,516
                                                                  --------------
                                                                      22,221,090
                                                                  --------------
SINGAPORE-0.86%
Gems TV Holdings Ltd. (Apparel,
   Accessories & Luxury Goods)
   (Acquired 11/03/06; Cost
   $1,187,460)(a)(d)                                  1,699,000        1,965,502
Gems TV Holdings Ltd. (Apparel,
   Accessories & Luxury Goods) (a)                    5,131,000        5,935,840
                                                                  --------------
                                                                       7,901,342
                                                                  --------------
SOUTH AFRICA-0.86%
Massmart Holdings Ltd. (Hypermarkets
   & Super Centers)                                     684,600        7,963,759
                                                                  --------------
SOUTH KOREA-6.50%
Cheil Communications Inc.
   (Advertising) (a)                                     23,670        5,909,663
Daegu Bank (Regional Banks) (a)                         441,940        8,022,511
Hyundai Department Store Co., Ltd.
   (Department Stores) (a)                               95,270        7,994,489
Hyundai Mipo Dockyard Co., Ltd.
   (Construction & Farm Machinery &
   Heavy Trucks) (a)                                     35,000        6,408,921
Joongang Construction Co., Ltd.
   (Construction & Engineering) (a)                     307,180        4,077,524
Lotte Confectionery Co., Ltd.
   (Packaged Foods & Meats)                               4,608        5,903,296
Qrix Communications Inc.
   (Broadcasting & Cable TV) (a)                         88,500        6,302,322
Sung Kwang Bend Co., Ltd. (Building
   Products)                                            689,100        8,461,732
TechnoSemiChem Co., Ltd.
   (Commodity Chemicals) (a)                            262,435        6,875,280
                                                                  --------------
                                                                      59,955,738
                                                                  --------------
SWITZERLAND-0.67%
Banque Cantonale Vaudoise
   (Diversified Banks) (b)                               12,918        6,149,151
                                                                  --------------
TAIWAN-1.79%
Feng Tay Enterprise Co., Ltd.
   (Footwear) (a)                                     1,283,000        1,076,467
                                                                  --------------

                                                       SHARES          VALUE
                                                    -----------   --------------
TAIWAN-(CONTINUED)
Hung Poo Real Estate Development
   Corp. (Real Estate Management &
   Development) (a)                                   5,267,000   $    5,213,934
Makalot Industrial Co., Ltd. (Textiles)
   (a)                                                3,030,000        6,915,339
St. Shine Optical Co., Ltd. (Health Care
   Supplies) (a)                                        862,147        3,361,548
                                                                  --------------
                                                                      16,567,288
                                                                  --------------
THAILAND-1.89%
Bangkok Expressway PCL (Highways &
   Railtracks)                                        9,336,500        6,650,421
Siam Commercial Bank PCL (Diversified
   Banks) (a)                                         5,167,000       10,754,625
                                                                  --------------
                                                                      17,405,046
                                                                  --------------
UNITED KINGDOM-5.37%
Amlin PLC (Multi-Line Insurance) (a)                  1,664,400        9,254,208
Findel PLC (Catalog Retail) (a)                         290,200        3,957,305
Hikma Pharmaceuticals PLC
   (Pharmaceuticals) (Acquired
   11/01/05; Cost $2,377,183)(d)                        463,000        3,525,978
Homeserve PLC (Diversified
   Commercial & Professional Services)
   (a)                                                  350,400       12,271,164
Informa PLC (Publishing) (a)                            782,859        9,384,745
Mitie Group PLC (Environmental &
   Facilities Services) (a)                           2,469,500       11,202,555
                                                                  --------------
                                                                      49,595,955
                                                                  --------------
      Total Foreign Common Stocks & Other
         Equity Interests
         (Cost $552,455,280)                                         845,435,919
                                                                  --------------
FOREIGN PREFERRED STOCKS-1.77%
BRAZIL-0.76%
Duratex S.A. -Pfd. (Building Products)                  355,800        7,024,415
                                                                  --------------
GERMANY-1.01%
Fuchs Petrolub A.G. -Pfd. (Commodity
   Chemicals) (a)                                       106,100        9,298,892
                                                                  --------------
      Total Foreign Preferred Stocks
         (Cost $10,929,598)                                           16,323,307
                                                                  --------------
MONEY MARKET FUNDS-5.31%
Liquid Assets Portfolio -Institutional
   Class (g)                                         24,486,555       24,486,555
Premier Portfolio -Institutional Class (g)           24,486,555       24,486,555
                                                                  --------------
      Total Money Market Funds
         (Cost $48,973,110)                                           48,973,110
                                                                  --------------
TOTAL INVESTMENTS-98.68%
   (Cost $612,357,988)                                               910,732,336
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-1.32%                                   12,229,229
                                                                  --------------
NET ASSETS-100.00%                                                $  922,961,565
                                                                  ==============

Investment Abbreviations:

CPO  -- Certificates of Ordinary Participation

Pfd. -- Preferred

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Small Company Fund

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2007 was $559,977,683, which represented 60.67% of the Fund's Net Assets. See Note 1A.

(b)  Non-income producing security.

(c)  Each unit represents one common share and four preferred shares.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2007 was $45,175,784, which represented 4.89% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)  Each unit represents one ordinary share and two preferred shares.

(f) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of March 31, 2007 was $23,190,715, which represented 2.51% of the Fund's Net Assets. See Note 2.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM International Small Company Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM International Small Company Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM International Small Company Fund

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

                                                                        CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE     DIVIDEND    REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio-
   Institutional Class   $10,576,560    $43,439,892    $(29,529,897)       $--         $24,486,555   $259,457       $--
Premier Portfolio-
   Institutional Class    10,576,560     43,439,892     (29,529,897)        --          24,486,555    257,923        --
                         -----------    -----------    ------------        ---         -----------   --------       ---
   SUBTOTAL              $21,153,120    $86,879,784    $(59,059,794)       $--         $48,973,110   $517,380       $--
                         ===========    ===========    ============        ===         ===========   ========       ===

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended March 31, 2007

                                                                        CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE     DIVIDEND    REALIZED
                           12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
                         -----------   ------------   -------------   --------------   -----------   --------   -----------
Bonnett's Energy
   Services Trust
   (Canada)
   (Cost $9,814,820)     $ 8,597,186    $        --    $   (910,598)   $(2,874,968)    $ 4,811,620   $ 39,552   $(1,346,424)
Stoneham Drilling
   Trust (Canada)
   (Cost $11,023,323)      8,514,657             --              --       (562,121)      7,952,536     54,996            --
Transat A.T. Inc. -        9,374,842             --              --      1,051,717      10,426,559     22,589            --
   Class A (Canada)
   (Cost $6,536,280)
   SUBTOTAL              $26,486,685    $        --    $   (910,598)   $(2,385,372)    $23,190,715   $117,137   $(1,346,424)
                         -----------    -----------    ------------    -----------     -----------   --------   -----------
   TOTAL INVESTMENTS
      IN AFFILIATES      $47,639,805    $86,879,784    $(59,970,392)   $(2,385,372)    $72,163,825   $634,517   $(1,346,424)
                         ===========    ===========    ============    ===========     ===========   ========   ===========

AIM International Small Company Fund

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $99,156,789 and $132,137,319, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $310,238,843
Aggregate unrealized (depreciation) of investment securities    (12,208,401)
                                                               ------------
Net unrealized appreciation of investment securities           $298,030,442
                                                               ============

Cost of investments for tax purposes is $612,701,894.

                          AIM MID CAP BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       [AIM INVESTMENTS(R) LOGO]

AIMinvestments.com   ECB-QTR-1 3/07   A I M Advisors, Inc.

AIM MID CAP BASIC VALUE FUND

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.82%
ADVERTISING-3.95%
Interpublic Group of Cos., Inc. (The) (a)               849,787   $   10,460,878
APPAREL RETAIL-4.36%
Gap, Inc. (The)                                         302,476        5,205,612
TJX Cos., Inc. (The)                                    235,380        6,345,845
                                                                  --------------
                                                                      11,551,457
                                                                  --------------
APPLICATION SOFTWARE-1.81%
Epicor Software Corp. (a)                               345,143        4,800,939
ASSET MANAGEMENT & CUSTODY BANKS-2.22%
Waddell & Reed Financial, Inc. -Class A                 252,565        5,889,816
BREWERS-3.67%
Molson Coors Brewing Co. -Class B                       102,949        9,741,034
BUILDING PRODUCTS-1.90%
American Standard Cos. Inc.                              95,154        5,045,065
COMMUNICATIONS EQUIPMENT-2.85%
Plantronics, Inc.                                       320,356        7,566,809
COMPUTER HARDWARE-2.21%
Dell Inc. (a)                                           252,429        5,858,877
CONSTRUCTION & ENGINEERING-5.43%
Chicago Bridge & Iron Co. N.V. -New York
   Shares                                               228,828        7,036,461
KBR, Inc. (a)(b)                                         31,806          647,252
Shaw Group Inc. (The) (a)                               214,251        6,699,629
                                                                  --------------
                                                                      14,383,342
                                                                  --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-2.82%
Navistar International Corp. (a)                        163,613        7,485,295
CONSTRUCTION MATERIALS-2.39%
Cemex S.A. de C.V. -ADR (Mexico)(a)                     193,400        6,333,850
DATA PROCESSING & OUTSOURCED SERVICES-5.60%
DST Systems, Inc. (a)                                   123,014        9,250,653
Fidelity National Information Services, Inc.            123,250        5,602,945
                                                                  --------------
                                                                      14,853,598
                                                                  --------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.33%
ChoicePoint Inc. (a)                                    164,679        6,163,935

                                                       SHARES          VALUE
                                                     ----------   --------------
EDUCATION SERVICES-2.56%
Apollo Group, Inc. -Class A (a)                         154,449   $    6,780,311
HEALTH CARE DISTRIBUTORS-2.54%
McKesson Corp.                                          115,104        6,738,188
HEALTH CARE EQUIPMENT-3.96%
CONMED Corp. (a)                                        179,222        5,238,659
Symmetry Medical Inc. (a)                               322,713        5,269,903
                                                                  --------------
                                                                      10,508,562
                                                                  --------------
HEALTH CARE FACILITIES-0.90%
Health Management Associates, Inc. -Class A             219,496        2,385,921
HOUSEHOLD APPLIANCES-1.38%
Whirlpool Corp.                                          42,967        3,648,328
INSURANCE BROKERS-4.44%
Aon Corp.                                               199,398        7,569,148
National Financial Partners Corp. (b)                    89,407        4,194,082
                                                                  --------------
                                                                      11,763,230
                                                                  --------------
LEISURE PRODUCTS-2.80%
Brunswick Corp. (b)                                     233,460        7,435,701
LIFE & HEALTH INSURANCE-1.88%
Protective Life Corp.                                   112,919        4,972,953
LIFE SCIENCES TOOLS & SERVICES-3.20%
Waters Corp. (a)                                        146,397        8,491,026
MANAGED HEALTH CARE-4.68%
Aetna Inc.                                               97,116        4,252,710
UnitedHealth Group Inc.                                 153,754        8,144,349
                                                                  --------------
                                                                      12,397,059
                                                                  --------------
PACKAGED FOODS & MEATS-2.76%
Cadbury Schweppes PLC -ADR (United Kingdom)             142,568        7,323,718
PAPER PACKAGING-1.84%
Smurfit-Stone Container Corp. (a)                       432,019        4,864,534
PROPERTY & CASUALTY INSURANCE-2.64%
ACE Ltd.                                                 64,332        3,670,784
Security Capital Assurance Ltd.                         118,239        3,337,887
                                                                  --------------
                                                                       7,008,671
                                                                  --------------
PUBLISHING-2.99%
Valassis Communications, Inc. (a)                       461,321        7,930,108

AIM MID CAP BASIC VALUE FUND

                                                       SHARES          VALUE
                                                     ----------   --------------
REGIONAL BANKS-3.40%
Popular, Inc.                                           325,000   $    5,382,000
Zions Bancorp.                                           42,994        3,633,853
                                                                  --------------
                                                                       9,015,853
                                                                  --------------
REINSURANCE-2.07%
Max Re Capital Ltd.                                     215,341        5,486,889
SEMICONDUCTOR EQUIPMENT-2.87%
Brooks Automation, Inc. (a)                             250,457        4,295,337
KLA-Tencor Corp.                                         62,000        3,305,840
                                                                  --------------
                                                                       7,601,177
                                                                  --------------
SYSTEMS SOFTWARE-3.02%
CA Inc.                                                 309,316        8,014,378
THRIFTS & MORTGAGE FINANCE-3.11%
Fannie Mae                                               96,290        5,255,508
Federal Agricultural Mortgage Corp. -Class C
   (b)                                                  109,780        2,986,016
                                                                  --------------
                                                                       8,241,524
                                                                  --------------
TRUCKING-1.24%
Heartland Express, Inc.                                 206,176        3,274,075
   Total Common Stocks & Other Equity Interests
      (Cost $202,708,323)                                            254,017,101
MONEY MARKET FUNDS-8.97%
Liquid Assets Portfolio -Institutional Class
   (c)                                               11,895,699       11,895,699
Premier Portfolio -Institutional Class (c)           11,895,699       11,895,699
   Total Money Market Funds
      (Cost $23,791,398)                                              23,791,398
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from securities
   loaned)-104.79%
   (Cost $226,499,721)                                               277,808,499
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-3.88%
Liquid Assets Portfolio -Institutional Class
   (c)(d)                                            10,291,870       10,291,870
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $10,291,870)                                              10,291,870
TOTAL INVESTMENTS-108.67%
   (Cost $236,791,591)                                               288,100,369
OTHER ASSETS LESS LIABILITIES-(8.67)%                                (22,997,569)
NET ASSETS-100.00%                                                $  265,102,800
                                                                  --------------

Investment Abbreviations:

ADR -- American Depositary Receipt
Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at March 31, 2007.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Mid Cap Basic Value Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Mid Cap Basic Value Fund

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

     D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

               The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

     E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Mid Cap Basic Value Fund

     NOTE 2 -- INVESTMENT IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       CHANGE IN
                                                                       UNREALIZED
                             VALUE    PURCHASES AT   PROCEEDS FROM     APPRECIATION      VALUE      DIVIDEND    REALIZED
FUND                       12/31/06       COST           SALES       (DEPRECIATION)     03/31/07     INCOME    GAIN (LOSS)
----------------------   ----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $1,765,125    $20,463,585    $(10,333,011)       $--         $11,895,699    $32,090       $--
Premier Portfolio-
   Institutional Class    1,765,125     20,463,585     (10,333,011)        --          11,895,699     31,897        --
                         ----------    -----------    ------------        ---         -----------    -------       ---
   SUBTOTAL              $3,530,250    $40,927,170    $(20,666,022)       $--         $23,791,398    $63,987       $--
                         ==========    ===========    ============        ===         ===========    =======       ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION        VALUE     DIVIDEND     REALIZED
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME*   GAIN (LOSS)
----------------------   -----------   ------------   -------------   --------------   -----------   --------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 7,718,100    $15,242,835    $(12,669,065)        $--        $10,291,870    $   693       $--
                         -----------    -----------    ------------         ---        -----------    -------       ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $11,248,350    $56,170,005    $(33,335,087)        $--        $34,083,268    $64,680       $--
                         ===========    ===========    ============         ===        ===========    =======       ===

*    Net of compensation to counterparties

     NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At March 31, 2007, securities with an aggregate value of $10,074,106 were on loan to brokers. The loans were secured by cash collateral of $10,291,870 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $693 for securities lending transactions, which are net of compensation to counterparties.

AIM Mid Cap Basic Value Fund

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $40,706,618 and $30,021,486, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $52,533,030
Aggregate unrealized (depreciation) of investment securities    (2,787,793)
                                                               -----------
Net unrealized appreciation of investment securities           $49,745,237
                                                               ===========

Cost of investments for tax purposes is $238,355,132.

                             AIM SELECT EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com   SEQ-QTR-1 3/07   A I M Advisors, Inc.

AIM Select Equity Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-97.92%
ADVERTISING-0.38%
Omnicom Group Inc.                                       12,630   $    1,293,059
                                                                  --------------
AEROSPACE & DEFENSE-5.06%
Boeing Co. (The)                                         31,270        2,780,216
Honeywell International Inc.                              9,450          435,267
Lockheed Martin Corp.                                    68,860        6,680,797
Northrop Grumman Corp.                                   29,420        2,183,552
Raytheon Co.                                             17,470          916,476
United Technologies Corp.                                65,820        4,278,300
                                                                  --------------
                                                                      17,274,608
                                                                  --------------
AIR FREIGHT & LOGISTICS-0.13%
Hub Group, Inc. -Class A (a)                             15,160          439,488
                                                                  --------------
AIRLINES-0.54%
Continental Airlines, Inc.-Class B (a)                   24,240          882,094
Mesa Air Group, Inc. (a)                                 51,900          390,807
World Air Holdings, Inc. (a)                             52,900          560,740
                                                                  --------------
                                                                       1,833,641
                                                                  --------------
APPAREL RETAIL-0.88%
Payless ShoeSource, Inc. (a)                             59,980        1,991,336
TJX Cos., Inc. (The)                                     37,960        1,023,402
                                                                  --------------
                                                                       3,014,738
                                                                  --------------
APPAREL, ACCESSORIES & LUXURY
   GOODS-0.59%
Polo Ralph Lauren Corp.                                  22,900        2,018,635
                                                                  --------------
APPLICATION SOFTWARE-0.41%
FactSet Research Systems Inc.                            22,390        1,407,211
                                                                  --------------
ASSET MANAGEMENT & CUSTODY
   BANKS-2.41%
Affiliated Managers Group, Inc. (a)(b)                   20,740        2,247,179
Ameriprise Financial, Inc.                                9,540          545,116
Bank of New York Co., Inc. (The)                         20,460          829,653
Franklin Resources, Inc.                                 38,150        4,609,664
                                                                  --------------
                                                                       8,231,612
                                                                  --------------
AUTO PARTS & EQUIPMENT-0.28%
BorgWarner, Inc.                                         12,880          971,410
                                                                  --------------
AUTOMOTIVE RETAIL-0.65%
Advance Auto Parts, Inc.                                 11,680          450,264
AutoZone, Inc. (a)                                       13,710        1,756,799
                                                                  --------------
                                                                       2,207,063
                                                                  --------------
COMMODITY CHEMICALS-0.25%
Methanex Corp.  (Canada)                                 37,700          841,841
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
COMMUNICATIONS EQUIPMENT-1.69%
Cisco Systems, Inc. (a)                                 226,360   $    5,778,971
                                                                  --------------
COMPUTER HARDWARE-4.77%
Hewlett-Packard Co.                                     119,600        4,800,744
International Business Machines Corp.                   121,786       11,479,548
                                                                  --------------
                                                                      16,280,292
                                                                  --------------
COMPUTER STORAGE & PERIPHERALS-
   0.57%
Lexmark International, Inc. -Class A (a)                 27,470        1,605,896
Western Digital Corp. (a)                                19,540          328,468
                                                                  --------------
                                                                       1,934,364
                                                                  --------------
CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-0.94%
Cummins Inc.                                             22,250        3,220,020
                                                                  --------------
CONSTRUCTION MATERIALS-0.51%
Cemex S.A. de C.V. -ADR (Mexico)(a)                      29,410          963,178
Eagle Materials Inc.                                     17,407          776,874
                                                                  --------------
                                                                       1,740,052
                                                                  --------------
CONSUMER FINANCE-0.27%
First Cash Financial Services, Inc. (a)                  42,100          937,988
                                                                  --------------
DATA PROCESSING & OUTSOURCED
   SERVICES-0.32%
Convergys Corp. (a)                                      14,080          357,773
Electronic Data Systems Corp.                            12,440          344,339
Fiserv, Inc. (a)                                          7,270          385,746
                                                                  --------------
                                                                       1,087,858
                                                                  --------------
DEPARTMENT STORES-2.05%
Federated Department Stores, Inc.                        20,930          942,897
Kohl's Corp. (a)                                         22,980        1,760,498
Nordstrom, Inc.                                          80,810        4,278,081
                                                                  --------------
                                                                       6,981,476
                                                                  --------------
DIVERSIFIED BANKS-1.18%
U.S. Bancorp                                             56,110        1,962,166
Wells Fargo & Co.                                        59,560        2,050,651
                                                                  --------------
                                                                       4,012,817
                                                                  --------------
EDUCATION SERVICES-0.19%
ITT Educational Services, Inc. (a)                        7,800          635,622
                                                                  --------------
ELECTRICAL COMPONENTS &
   EQUIPMENT-0.69%
Acuity Brands, Inc.                                      26,330        1,433,405
Cooper Industries, Ltd. -Class A                         20,400          917,796
                                                                  --------------
                                                                       2,351,201
                                                                  --------------

AIM Select Equity Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
ELECTRONIC EQUIPMENT
   MANUFACTURERS-1.52%
Amphenol Corp. -Class A                                  40,600   $    2,621,542
Mettler-Toledo International Inc. (a)                    28,510        2,553,641
                                                                  --------------
                                                                       5,175,183
                                                                  --------------
ELECTRONIC MANUFACTURING SERVICES-
   0.15%
Trimble Navigation Ltd. (a)                              18,720          502,445
                                                                  --------------
FOOD RETAIL-0.50%
Kroger Co. (The)                                         61,000        1,723,250
                                                                  --------------
FOOTWEAR-1.40%
Deckers Outdoor Corp. (a)(b)                             18,600        1,320,972
NIKE, Inc. -Class B                                      32,500        3,453,450
                                                                  --------------
                                                                       4,774,422
                                                                  --------------
HEALTH CARE DISTRIBUTORS-1.99%
AmerisourceBergen Corp.                                  66,110        3,487,302
McKesson Corp.                                           56,420        3,302,827
                                                                  --------------
                                                                       6,790,129
                                                                  --------------
HEALTH CARE EQUIPMENT-0.49%
Baxter International Inc.                                 9,510          500,892
Zimmer Holdings, Inc. (a)                                13,550        1,157,305
                                                                  --------------
                                                                       1,658,197
                                                                  --------------
HEALTH CARE FACILITIES-1.13%
AmSurg Corp. (a)                                         47,500        1,163,275
VCA Antech, Inc. (a)                                     73,700        2,676,047
                                                                  --------------
                                                                       3,839,322
                                                                  --------------
HEALTH CARE SERVICES-1.05%
Laboratory Corp. of America Holdings (a)                 37,090        2,693,847
Medco Health Solutions, Inc. (a)                          7,570          549,052
Pediatrix Medical Group, Inc. (a)                         6,146          350,691
                                                                  --------------
                                                                       3,593,590
                                                                  --------------
HOME FURNISHINGS-0.53%
Ethan Allen Interiors Inc. (b)                           30,630        1,082,464
Tempur-Pedic International Inc. (a)                      27,600          717,324
                                                                  --------------
                                                                       1,799,788
                                                                  --------------
HOME IMPROVEMENT RETAIL-2.32%
Home Depot, Inc. (The)                                   24,810          911,520
Sherwin-Williams Co. (The)                              106,081        7,005,589
                                                                  --------------
                                                                       7,917,109
                                                                  --------------
HOMEFURNISHING RETAIL-0.34%
Rent-A-Center, Inc. (a)                                  41,100        1,149,978
                                                                  --------------
HOUSEHOLD APPLIANCES-0.86%
Black & Decker Corp. (The)                               35,940        2,933,423
                                                                  --------------
HYPERMARKETS & SUPER CENTERS-
   0.40%
Wal-Mart Stores, Inc.                                    29,290        1,375,165
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
INDUSTRIAL GASES-0.25%
Airgas, Inc.                                             19,900   $      838,785
                                                                  --------------
INDUSTRIAL MACHINERY-0.77%
Danaher Corp.                                            20,400        1,457,580
Parker Hannifin Corp.                                    13,610        1,174,679
                                                                  --------------
                                                                       2,632,259
                                                                  --------------
INSURANCE BROKERS-0.17%
Aon Corp.                                                15,056          571,526
                                                                  --------------
INTEGRATED OIL & GAS-8.25%
Chevron Corp.                                            75,670        5,596,553
ConocoPhillips                                           33,340        2,278,789
Exxon Mobil Corp.                                       219,170       16,536,376
Marathon Oil Corp.                                       31,530        3,116,110
Occidental Petroleum Corp.                               12,280          605,527
                                                                  --------------
                                                                      28,133,355
                                                                  --------------
INTEGRATED TELECOMMUNICATION
   SERVICES-1.57%
CenturyTel, Inc.                                        118,360        5,348,688
                                                                  --------------
INTERNET SOFTWARE & SERVICES-0.13%
EarthLink, Inc. (a)                                      59,260          435,561
                                                                  --------------
INVESTMENT BANKING & BROKERAGE-
   8.35%
Goldman Sachs Group, Inc. (The)                          50,673       10,470,562
Lehman Brothers Holdings Inc.                            72,852        5,104,740
Merrill Lynch & Co., Inc.                                85,310        6,967,268
Morgan Stanley                                           75,474        5,944,332
                                                                  --------------
                                                                      28,486,902
                                                                  --------------
LIFE & HEALTH INSURANCE-1.78%
Lincoln National Corp.                                   19,790        1,341,564
Prudential Financial, Inc.                               46,720        4,216,947
Torchmark Corp.                                           7,990          524,064
                                                                  --------------
                                                                       6,082,575
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES-
   0.36%
Covance Inc. (a)                                         10,650          631,971
Waters Corp. (a)                                         10,470          607,260
                                                                  --------------
                                                                       1,239,231
                                                                  --------------
MANAGED HEALTH CARE-5.76%
Aetna Inc.                                              132,260        5,791,665
CIGNA Corp.                                               5,890          840,267
Coventry Health Care, Inc. (a)                           45,740        2,563,727
Sierra Health Services, Inc. (a)                         18,130          746,412
UnitedHealth Group Inc.                                 104,451        5,532,770
WellPoint Inc. (a)                                       51,350        4,164,485
                                                                  --------------
                                                                      19,639,326
                                                                  --------------
MOVIES & ENTERTAINMENT-1.13%
Marvel Entertainment, Inc. (a)                           22,000          610,500
Walt Disney Co. (The)                                    94,700        3,260,521
                                                                  --------------
                                                                       3,871,021
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Select Equity Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
MULTI-LINE INSURANCE-2.70%
Genworth Financial Inc. -Class A                        129,610   $    4,528,573
Hartford Financial Services Group, Inc.
   (The)                                                 30,310        2,897,030
Loews Corp.                                              39,500        1,794,485
                                                                  --------------
                                                                       9,220,088
                                                                  --------------
OIL & GAS DRILLING-0.01%
Unit Corp. (a)                                              800           40,472
                                                                  --------------
OIL & GAS EQUIPMENT & SERVICES-
   1.83%
Core Laboratories N.V. (Netherlands)(a)                  16,800        1,408,344
SEACOR Holdings Inc. (a)                                 24,850        2,445,240
Tidewater Inc.                                           40,620        2,379,520
                                                                  --------------
                                                                       6,233,104
                                                                  --------------
OIL & GAS REFINING & MARKETING-
   0.13%
Valero Energy Corp.                                       7,100          457,879
                                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-
   3.77%
Bank of America Corp.                                    31,730        1,618,865
Citigroup Inc.                                          182,250        9,356,715
JPMorgan Chase & Co.                                     38,900        1,881,982
                                                                  --------------
                                                                      12,857,562
                                                                  --------------
PACKAGED FOODS & MEATS-1.11%
General Mills, Inc.                                      65,260        3,799,437
                                                                  --------------
PERSONAL PRODUCTS-0.38%
NBTY, Inc. (a)                                            7,170          380,297
USANA Health Sciences, Inc. (a)(b)                       19,640          920,527
                                                                  --------------
                                                                       1,300,824
                                                                  --------------
PHARMACEUTICALS-4.91%
AstraZeneca PLC -ADR (United Kingdom)                    20,200        1,083,730
Forest Laboratories, Inc. (a)                            18,210          936,722
Johnson & Johnson                                        93,515        5,635,214
King Pharmaceuticals, Inc. (a)                           37,040          728,577
Merck & Co. Inc.                                         83,580        3,691,729
Pfizer Inc.                                             143,040        3,613,190
Schering-Plough Corp.                                    41,750        1,065,043
                                                                  --------------
                                                                      16,754,205
                                                                  --------------
PROPERTY & CASUALTY INSURANCE-
   8.11%
ACE Ltd.                                                 88,970        5,076,628
Allstate Corp. (The)                                     54,890        3,296,694
Ambac Financial Group, Inc.                              27,266        2,355,510
Chubb Corp. (The)                                       156,110        8,066,204
FPIC Insurance Group, Inc. (a)                           21,100          942,537
Progressive Corp. (The)                                  64,320        1,403,462
SAFECO Corp.                                             38,200        2,537,626
Travelers Cos., Inc. (The)                               65,100        3,370,227
W. R. Berkley Corp.                                      18,410          609,739
                                                                  --------------
                                                                      27,658,627
                                                                  --------------

                                                       SHARES          VALUE
                                                     ----------   --------------
PUBLISHING-0.58%
McGraw-Hill Cos., Inc. (The)                             31,400   $    1,974,432
                                                                  --------------
REGIONAL BANKS-0.08%
Nara Bancorp, Inc.                                       15,300          267,903
                                                                  --------------
RESTAURANTS-1.81%
Darden Restaurants, Inc.                                 16,700          687,873
Jack in the Box Inc. (a)                                 40,940        2,830,182
McDonald's Corp.                                         16,310          734,765
Yum! Brands, Inc.                                        33,430        1,930,917
                                                                  --------------
                                                                       6,183,737
                                                                  --------------
SEMICONDUCTOR EQUIPMENT-0.27%
MEMC Electronic Materials, Inc. (a)                      15,200          920,816
Verigy Ltd. (Singapore)(c)                                    1               17
                                                                  --------------
                                                                         920,833
                                                                  --------------
SPECIALIZED CONSUMER SERVICES-
   0.43%
Jackson Hewitt Tax Service Inc.                           5,790          186,322
Steiner Leisure Ltd. (a)                                 28,560        1,284,629
                                                                  --------------
                                                                       1,470,951
                                                                  --------------
SPECIALIZED FINANCE-0.45%
ASTA Funding, Inc. (b)                                    7,690          332,054
CIT Group, Inc.                                          23,032        1,218,854
                                                                  --------------
                                                                       1,550,908
                                                                  --------------
STEEL-1.09%
IPSCO, Inc.  (Canada)(d)                                  3,340          438,876
Nucor Corp.                                              39,020        2,541,373
Steel Dynamics, Inc.                                     16,720          722,304
                                                                  --------------
                                                                       3,702,553
                                                                  --------------
SYSTEMS SOFTWARE-1.51%
BMC Software, Inc. (a)                                   17,630          542,828
MICROS Systems, Inc. (a)                                 10,700          577,693
Microsoft Corp.                                         121,790        3,394,287
Oracle Corp. (a)                                         34,750          630,017
                                                                  --------------
                                                                       5,144,825
                                                                  --------------
TECHNOLOGY DISTRIBUTORS-0.09%
CDW Corp.                                                 4,892          300,516
                                                                  --------------
THRIFTS & MORTGAGE FINANCE-0.07%
Corus Bankshares, Inc. (b)                               14,470          246,858
                                                                  --------------
TOBACCO-1.64%
Altria Group, Inc.                                       21,750        1,909,867
Loews Corp - Carolina Group                              16,570        1,252,858
Reynolds American Inc.                                   32,400        2,022,084
Vector Group Ltd. (b)                                    21,939          410,479
                                                                  --------------
                                                                       5,595,288
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS-
   0.15%
WESCO International, Inc. (a)                             8,210          515,424
                                                                  --------------
TRUCKING-0.84%
Arkansas Best Corp.                                      15,270          542,849
                                                                  --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Select Equity Fund

                                                       SHARES          VALUE
                                                     ----------   --------------
TRUCKING-(CONTINUED)
Hunt (J.B.) Transport Services, Inc.                     88,660   $    2,326,438
                                                                  --------------
                                                                       2,869,287
                                                                  --------------
   Total Common Stocks & Other Equity Interests
      (Cost $271,603,644)                                            334,070,910
                                                                  --------------
MONEY MARKET FUNDS-2.22%
Liquid Assets Portfolio -Institutional
   Class (e)                                          3,785,182        3,785,182
Premier Portfolio -Institutional Class (e)            3,785,182        3,785,182
   Total Money Market Funds
      (Cost $7,570,364)                                                7,570,364
                                                                  --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned)-
   100.14%
   (Cost $279,174,008)                                               341,641,274
                                                                  --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-1.34%
Liquid Assets Portfolio -Institutional
   Class (e)(f)                                       4,567,335        4,567,335
                                                                  --------------
   Total Money Market Funds (purchased with cash
      collateral from securities loaned)
      (Cost $4,567,335)                                                4,567,335
                                                                  --------------
TOTAL INVESTMENTS-101.48%
   (Cost $283,741,343)                                               346,208,609
                                                                  --------------
OTHER ASSETS LESS LIABILITIES-(1.48)%                                 (5,043,473)
                                                                  --------------
NET ASSETS-100.00%                                                $  341,165,136
                                                                  ==============

Investment Abbreviations:

ADR    -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security was out on loan at March 31, 2007.

(c)  Non-income producing security acquired through a corporate action.

(d) A portion of this security is subject to call options written. See Note 1D and Note 4.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Select Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Select Equity Fund
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the statement of operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. COVERED CALL OPTIONS WRITTEN - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

E. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Select Equity Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                            VALUE      PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE        DIVIDEND     REALIZED
FUND                       12/31/06        COST            SALES       (DEPRECIATION)     03/31/07       INCOME     GAIN (LOSS)
----                     -----------   ------------   --------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 7,367,459    $11,587,733    $(15,170,010)         $--         $3,785,182     $ 83,504        $--
Premier  Portfolio-
   Institutional Class     7,367,459     11,587,733     (15,170,010)          --          3,785,182       83,010         --
                         -----------    -----------    ------------          ---         ----------     --------        ---
   SUBTOTAL              $14,734,918    $23,175,466    $(30,340,020)         $--         $7,570,364     $166,514        $--
                         ===========    ===========    ============          ===         ==========     ========        ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                            VALUE      PURCHASES AT    PROCEEDS FROM    APPRECIATION       VALUE        DIVIDEND     REALIZED
FUND                       12/31/06        COST            SALES       (DEPRECIATION)     03/31/07       INCOME*    GAIN (LOSS)
----                     -----------   ------------   --------------   --------------   ------------   ----------   -----------
Liquid Assets
   Portfolio -
   Institutional Class   $ 3,767,100    $8,388,288     $ (7,588,053)         $--         $ 4,567,335    $  6,919        $--
                         -----------   ------------   -------------          ---         -----------    --------        ---
TOTAL INVESTMENTS
   IN AFFILIATES         $18,502,018    $31,563,754    $(37,928,073)         $--         $12,137,699    $173,433        $--
                         ===========   ============   =============          ===         ===========    ========        ===

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At March 31, 2007, securities with an aggregate value of $4,437,856 were on loan to brokers. The loans were secured by cash collateral of $4,567,335 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $6,919 for securities lending transactions, which are net of compensation to counterparties.

AIM Select Equity Fund

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                      CALL OPTION CONTRACTS
                      ---------------------
                       NUMBER OF   PREMIUMS
                       CONTRACTS   RECEIVED
                      ----------   --------
Beginning of period       --        $   --
Written                   33         5,511
                         ---        ------
End of period             33        $5,511
                         ===        ======

                                      OPEN CALL OPTIONS WRITTEN AT PERIOD END
                       --------------------------------------------------------------------
                                                                               UNREALIZED
                       CONTRACT   STRIKE   NUMBER OF   PREMIUMS    VALUE      APPRECIATION
                         MONTH     PRICE   CONTRACTS   RECEIVED   03/31/07   (DEPRECIATION)
                       --------   ------   ---------   --------   --------   --------------
IPSCO, Inc. (Canada)    Apr-07      $120         33     $5,511    $42,240       $(36,729)

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $74,085,8529 and $92,276,769, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 64,422,517
Aggregate unrealized (depreciation) of investment securities     (2,387,751)
                                                               ------------
Net unrealized appreciation of investment securities           $ 62,034,766
                                                               ============

Cost of investments for tax purposes is $284,173,843.

NOTE 6 -- SIGNIFICANT EVENT

The Board of Trustees of the Trust unanimously approved, on November 8, 2006 an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all of the assets of AIM Opportunities II Fund and AIM Opportunities III Fund ("Selling Funds"), a series of AIM Special Opportunities Funds. Upon closing of the Agreement, shareholders of Selling Funds will receive a corresponding class of shares of the Fund in exchange for their shares of Selling Funds, and Selling Funds will cease operations.

     The Agreement was approved by the Selling Funds' shareholders on April 12, 2007 and the reorganization became effective on April 23, 2007.

                            AIM Small Cap Equity Fund
            Quarterly Schedule of Portfolio Holdings - March 31, 2007

                                                       (AIM INVESTMENTS(R) LOGO)

AIMinvestments.com    SCE-QTR-1 3/07    A I M Advisors, Inc.

AIM Small Cap Equity Fund

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

                                                        SHARES         VALUE
                                                      ----------   -------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.84%
AEROSPACE & DEFENSE-1.42%
Aeroviroment, Inc. (a)(b)                                 85,684   $  1,958,736
Curtiss-Wright Corp.                                     122,807      4,732,982
                                                                   ------------
                                                                      6,691,718
                                                                   ------------
AIRLINES-0.42%
Allegiant Travel Co. (b)                                  63,539      2,001,478
                                                                   ------------
APPAREL RETAIL-2.90%
Cache, Inc. (b)                                          188,073      3,338,296
Charming Shoppes, Inc. (b)                               326,142      4,223,539
Christopher & Banks Corp.                                154,949      3,016,857
Gymboree Corp. (The) (b)                                  77,828      3,118,568
                                                                   ------------
                                                                     13,697,260
                                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.61%
Fossil, Inc. (b)                                         109,291      2,892,933
                                                                   ------------
APPLICATION SOFTWARE-3.04%
Blackbaud, Inc.                                          143,066      3,493,672
Epicor Software Corp. (b)                                339,655      4,724,601
Transaction Systems Architects, Inc. (b)                 128,069      4,148,155
Ultimate Software Group, Inc. (The) (b)                   75,938      1,988,816
                                                                   ------------
                                                                     14,355,244
                                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS-1.05%
Affiliated Managers Group, Inc. (a)(b)                    45,914      4,974,782
                                                                   ------------
AUTOMOTIVE RETAIL-1.00%
Midas, Inc. (b)                                          217,884      4,699,758
                                                                   ------------
BIOTECHNOLOGY-0.47%
Cubist Pharmaceuticals, Inc. (b)                         100,613      2,220,529
                                                                   ------------
BUILDING PRODUCTS-1.74%
Goodman Global, Inc. (b)                                 277,399      4,887,770
NCI Building Systems, Inc. (b)                            70,167      3,349,773
                                                                   ------------
                                                                      8,237,543
                                                                   ------------
COMMUNICATIONS EQUIPMENT-1.45%
Black Box Corp.                                           90,850      3,319,659
OpNext, Inc. (b)                                         239,461      3,541,628
                                                                   ------------
                                                                      6,861,287
                                                                   ------------
COMPUTER STORAGE & PERIPHERALS-0.99%
Emulex Corp. (b)                                         256,718      4,695,372
                                                                   ------------

                                                        SHARES         VALUE
                                                      ----------   -------------
CONSTRUCTION & ENGINEERING-2.41%
Infrasource Services Inc. (b)                            241,485   $  7,372,537
URS Corp. (b)                                             94,620      4,029,866
                                                                   ------------
                                                                     11,402,403
                                                                   ------------
DATA PROCESSING & OUTSOURCED SERVICES-1.52%
BISYS Group, Inc. (The) (b)                              238,958      2,738,459
Wright Express Corp. (b)                                 145,697      4,418,990
                                                                   ------------
                                                                      7,157,449
                                                                   ------------
DIVERSIFIED CHEMICALS-1.22%
FMC Corp.                                                 76,118      5,741,581
                                                                   ------------
DIVERSIFIED METALS & MINING-1.30%
Compass Minerals International, Inc.                     183,352      6,123,957
                                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.95%
Genlyte Group Inc. (The) (b)                              63,830      4,503,206
                                                                   ------------
ELECTRONIC MANUFACTURING SERVICES-0.95%
Park Electrochemical Corp.                               165,352      4,484,346
                                                                   ------------
ENVIRONMENTAL & FACILITIES SERVICES-1.05%
Waste Connections, Inc. (b)                              166,085      4,972,585
                                                                   ------------
FOOD RETAIL-1.12%
Ruddick Corp.                                            176,020      5,294,682
                                                                   ------------
GAS UTILITIES-1.26%
Energen Corp.                                            116,649      5,936,268
                                                                   ------------
HEALTH CARE DISTRIBUTORS-1.11%
Owens & Minor, Inc.                                      142,623      5,238,543
                                                                   ------------
HEALTH CARE EQUIPMENT-2.06%
STERIS Corp.                                             176,159      4,678,783
Vital Signs, Inc.                                         96,909      5,037,330
                                                                   ------------
                                                                      9,716,113
                                                                   ------------
HEALTH CARE FACILITIES-0.82%
LCA-Vision Inc. (a)                                       93,755      3,861,768
                                                                   ------------
HEALTH CARE SUPPLIES-2.08%
DJO Inc. (b)                                             137,227      5,200,903
Haemonetics Corp. (b)                                     98,426      4,601,416
                                                                   ------------
                                                                      9,802,319
                                                                   ------------
HEALTH CARE TECHNOLOGY-0.32%
Phase Forward Inc. (b)                                   115,814      1,520,638
                                                                   ------------

AIM Small Cap Equity Fund

                                                        SHARES         VALUE
                                                      ----------   -------------
HOTELS, RESORTS & CRUISE LINES-1.11%
Red Lion Hotels Corp. (b)                                421,900   $  5,248,436
                                                                   ------------
HOUSEHOLD APPLIANCES-1.25%
Snap-on Inc.                                             122,367      5,885,853
                                                                   ------------
HOUSEHOLD PRODUCTS-0.78%
Central Garden & Pet Co. (b)                              84,596      1,249,483
Central Garden & Pet Co. -Class A (b)                    165,874      2,438,348
                                                                   ------------
                                                                      3,687,831
                                                                   ------------
HOUSEWARES & SPECIALTIES-1.02%
Tupperware Brands Corp.                                  192,693      4,803,836
                                                                   ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-1.57%
Heidrick & Struggles International, Inc. (b)              73,729      3,572,170
Kforce Inc. (b)                                          280,690      3,865,101
                                                                   ------------
                                                                      7,437,271
                                                                   ------------
INDUSTRIAL MACHINERY-3.82%
Chart Industries, Inc. (b)                               217,056      3,941,737
Kadant Inc. (b)                                          180,763      4,584,149
RBC Bearings Inc. (b)                                    158,735      5,306,511
Valmont Industries, Inc.                                  72,842      4,212,453
                                                                   ------------
                                                                     18,044,850
                                                                   ------------
INSURANCE BROKERS-1.12%
Hilb Rogal and Hobbs Co.                                 108,204      5,307,406
                                                                   ------------
INTEGRATED TELECOMMUNICATION SERVICES-2.07%
Alaska Communications Systems Group Inc.                 175,499      2,588,610
NTELOS Holdings Corp. (a)(b)                             373,833      7,185,070
                                                                   ------------
                                                                      9,773,680
                                                                   ------------
INTERNET SOFTWARE & SERVICES-1.81%
CyberSource Corp. (b)                                    460,979      5,766,847
DealerTrack Holdings Inc. (b)                             90,827      2,790,206
                                                                   ------------
                                                                      8,557,053
                                                                   ------------
INVESTMENT BANKING & BROKERAGE-1.08%
CMET Finance Holdings, Inc.
   (Acquired 12/08/03; Cost $4,480,000)(b)(c)(d)          44,800        766,528
Thomas Weisel Partners Group, Inc. (b)                   228,701      4,349,893
                                                                   ------------
                                                                      5,116,421
                                                                   ------------
LEISURE PRODUCTS-0.66%
Smith & Wesson Holding Corp. (a)(b)                      238,851      3,126,560
                                                                   ------------
LIFE SCIENCES TOOLS & SERVICES-2.23%
Dionex Corp. (b)                                          86,846      5,915,081
ICON PLC -ADR (United Kingdom)(b)                        108,459      4,620,353
                                                                   ------------
                                                                     10,535,434
                                                                   ------------

                                                        SHARES         VALUE
                                                      ----------   -------------
MANAGED HEALTH CARE-1.17%
Healthspring, Inc. (b)                                   235,100   $  5,536,605
                                                                   ------------
METAL & GLASS CONTAINERS-1.26%
AptarGroup, Inc.                                          88,938      5,952,620
                                                                   ------------
MULTI-UTILITIES-0.64%
Avista Corp.                                             124,064      3,006,071
                                                                   ------------
OFFICE REIT'S-0.74%
Alexandria Real Estate Equities, Inc.                     35,033      3,516,262
                                                                   ------------
OFFICE SERVICES & SUPPLIES-0.43%
PeopleSupport Inc. (b)                                   175,478      2,009,223
                                                                   ------------
OIL & GAS EQUIPMENT & SERVICES-2.06%
NATCO Group Inc. -Class A (b)                            143,594      4,899,427
Oceaneering International, Inc. (b)                      115,089      4,847,549
                                                                   ------------
                                                                      9,746,976
                                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION-2.82%
Comstock Resources, Inc. (b)                             165,773      4,538,865
Penn Virginia Corp.                                       66,700      4,895,780
Warren Resources Inc. (a)(b)                             299,256      3,899,305
                                                                   ------------
                                                                     13,333,950
                                                                   ------------
OIL & GAS REFINING & MARKETING-1.24%
Alon USA Energy, Inc.                                    161,359      5,841,196
                                                                   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.78%
Euronet Worldwide, Inc. (b)                              137,788      3,700,986
                                                                   ------------
PACKAGED FOODS & MEATS-2.51%
Flowers Foods, Inc.                                      177,363      5,351,042
J & J Snack Foods Corp.                                   26,814      1,058,885
TreeHouse Foods, Inc. (b)                                179,284      5,462,783
                                                                   ------------
                                                                     11,872,710
                                                                   ------------
PHARMACEUTICALS-1.58%
Aspreva Pharmaceuticals Corp. (Canada)(a)(b)             135,436      2,920,000
Axcan Pharma Inc. (Canada)(b)                             38,941        642,916
ViroPharma Inc. (b)                                      272,783      3,914,436
                                                                   ------------
                                                                      7,477,352
                                                                   ------------
PROPERTY & CASUALTY INSURANCE-4.25%
Assured Guaranty Ltd.                                    176,302      4,816,571
FPIC Insurance Group, Inc. (b)                           120,921      5,401,541
Ohio Casualty Corp.                                      159,442      4,775,288
Philadelphia Consolidated Holding Corp. (b)              115,456      5,078,909
                                                                   ------------
                                                                     20,072,309
                                                                   ------------
PUBLISHING-1.08%
GateHouse Media, Inc. (a)                                250,293      5,080,948
                                                                   ------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Small Cap Equity Fund

                                                        SHARES         VALUE
                                                      ----------   -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.07%
Jones Lang LaSalle Inc.                                   48,614   $  5,069,468
                                                                   ------------
REGIONAL BANKS-5.63%
Alabama National BanCorp.                                 55,195      3,908,358
Columbia Banking System, Inc.                             89,730      3,026,593
First Financial Bankshares, Inc. (a)                      59,888      2,504,516
Hancock Holding Co.                                       69,568      3,059,601
Provident Bankshares Corp.                                92,317      3,033,536
Sterling Bancshares, Inc.                                276,487      3,091,125
Sterling Financial Corp.                                  98,214      3,063,295
United Community Banks, Inc.                             149,616      4,905,908
                                                                   ------------
                                                                     26,592,932
                                                                   ------------
RESTAURANTS-3.02%
IHOP Corp.                                                95,727      5,614,389
O'Charley's Inc. (b)                                     254,431      4,907,974
Papa John's International, Inc. (b)                      126,748      3,726,391
                                                                   ------------
                                                                     14,248,754
                                                                   ------------
SEMICONDUCTOR EQUIPMENT-1.68%
ATMI, Inc. (b)                                           173,270      5,296,864
Nextest Systems Corp. (b)                                189,332      2,650,648
                                                                   ------------
                                                                      7,947,512
                                                                   ------------
SEMICONDUCTORS-3.73%
DSP Group, Inc. (b)                                      165,043      3,135,817
Hittite Microwave Corp. (b)                              108,942      4,376,200
Power Integrations, Inc. (b)                             168,305      3,812,108
Semtech Corp. (b)                                        247,344      3,334,197
Supertex, Inc. (a)(b)                                     89,156      2,960,871
                                                                   ------------
                                                                     17,619,193
                                                                   ------------
SPECIALIZED REIT'S-1.99%
Equity Inns Inc.                                          80,742      1,322,554
LaSalle Hotel Properties                                 106,697      4,946,473
Universal Health Realty Income Trust                      88,232      3,154,294
                                                                   ------------
                                                                      9,423,321
                                                                   ------------
SPECIALTY CHEMICALS-1.71%
A. Schulman, Inc.                                         89,416      2,106,641
H.B. Fuller Co.                                          218,721      5,964,522
                                                                   ------------
                                                                      8,071,163
                                                                   ------------
STEEL-1.13%
Carpenter Technology Corp.                                44,329      5,353,170
                                                                   ------------
TECHNOLOGY DISTRIBUTORS-1.17%
Agilysys, Inc.                                           246,531      5,539,551
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS-2.70%
H&E Equipment Services, Inc. (b)                          91,328      1,963,552
UAP Holding Corp.                                        230,975      5,970,704
Williams Scotsman International Inc. (b)                 245,072      4,818,115
                                                                   ------------
                                                                     12,752,371
                                                                   ------------
TRUCKING-1.67%
Landstar System, Inc.                                     99,102      4,542,836
                                                                   ------------

                                                        SHARES         VALUE
                                                      ----------   -------------
TRUCKING-(CONTINUED)
Marten Transport, Ltd. (b)                               209,408   $  3,325,399
                                                                   ------------
                                                                      7,868,235
                                                                   ------------
      Total Common Stocks & Other Equity Interests
         (Cost $373,916,161)                                        462,241,271
                                                                   ------------
MONEY MARKET FUNDS-5.36%
Liquid Assets Portfolio -Institutional Class (e)      12,650,362     12,650,362
Premier Portfolio -Institutional Class (e)            12,650,362     12,650,362
                                                                   ------------
      Total Money Market Funds
         (Cost $25,300,724)                                          25,300,724
                                                                   ------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities loaned)-103.20%
   (Cost $399,216,885)                                              487,541,995
                                                                   ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED
MONEY MARKET FUNDS-3.42%
Liquid Assets Portfolio -Institutional Class (e)(f)    8,074,035      8,074,035
STIC Prime Portfolio -Institutional Class (e)(f)       8,074,035      8,074,035
                                                                   ------------
      Total Money Market Funds (purchased with
         cash collateral from securities loaned)
         (Cost $16,148,070)                                          16,148,070
                                                                   ------------
TOTAL INVESTMENTS-106.62%
   (Cost $415,364,955)                                              503,690,065
OTHER ASSETS LESS LIABILITIES-(6.62)%                               (31,271,051)
                                                                   ------------
NET ASSETS-100.00%                                                 $472,419,014
                                                                   ============

Investment Abbreviations:

ADR  -- American Depositary Receipt

REIT -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at March 31, 2007.

(b)  Non-income producing security.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2007 represented 0.16% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2007 represented 0.16% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Small Cap Equity Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2007
(Unaudited)

     NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

               A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

               Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

               Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value.

               Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

               Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

               Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

AIM Small Cap Equity Fund
          procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

     B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

               The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

               Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

               The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

     C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

AIM Small Cap Equity Fund

     NOTE 2 -- INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2007.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                        UNREALIZED                              REALIZED
                             VALUE     PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07     INCOME     (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   --------
Liquid Assets
   Portfolio -
   Institutional Class   $ 6,551,842    $23,267,106   $(17,168,586)         $--        $12,650,362    $48,826      $--
Premier Portfolio -
   Institutional Class     6,551,842     23,267,106    (17,168,586)          --         12,650,362     48,509       --
                         -----------    -----------   ------------          ---        -----------    -------      ---
   SUBTOTAL              $13,103,684    $46,534,212   $(34,337,172)         $--        $25,300,724    $97,335      $--
                         ===========    ===========   ============          ===        ===========    =======      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED                              REALIZED
                            VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION       VALUE      DIVIDEND     GAIN
FUND                       12/31/06        COST           SALES       (DEPRECIATION)     03/31/07    INCOME *    (LOSS)
----                     -----------   ------------   -------------   --------------   -----------   --------   --------
Liquid Assets
   Portfolio -
   Institutional Class   $ 3,799,849    $ 6,686,192   $ (2,412,006)         $--        $ 8,074,035   $  4,374      $--
STIC Prime Portfolio -
   Institutional Class     3,799,849      6,686,192     (2,412,006)          --          8,074,035      4,377       --
                         -----------    -----------   ------------          ---        -----------   --------      ---
   SUBTOTAL              $ 7,599,698    $13,372,384   $ (4,824,012)         $--        $16,148,070   $  8,751      $--
                         -----------    -----------   ------------          ---        -----------   --------      ---
   TOTAL INVESTMENTS
      IN AFFILIATES      $20,703,382    $59,906,596   $(39,161,184)         $--        $41,448,794   $106,086      $--
                         ===========    ===========   ============          ===        ===========   ========      ===

*    Net of compensation to counterparties.

     NOTE 3 -- PORTFOLIO SECURITIES LOANED

     The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

          At March 31, 2007, securities with an aggregate value of $15,760,231 were on loan to brokers. The loans were secured by cash collateral of $16,148,070 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2007, the Fund received dividends on cash collateral investments of $8,751 for securities lending transactions, which are net of compensation to counterparties.

AIM Small Cap Equity Fund

     NOTE 4 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2007 was $36,655,219 and $49,744,513, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 99,868,806
Aggregate unrealized (depreciation) of investment securities    (12,903,730)
                                                               ------------
Net unrealized appreciation of investment securities           $ 86,965,076
                                                               ============

Cost of investments for tax purposes is $416,724,989.

     NOTE 5 - SIGNIFICANT EVENTS

     The Board of Trustees of the Trust unanimously approved, on November 8, 2006 an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire all of the assets of AIM Opportunities I Fund ("Selling Fund"), a series of AIM Special Opportunities Funds. Upon closing of the Agreement, shareholders of Selling Fund will receive a corresponding class of shares of the Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

          The Agreement was approved by Fund's shareholders on April 12, 2007 and the reorganization was effective on the opening of business April 23, 2007.

Item 2. Controls and Procedures.

     (a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 30, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 30, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.